PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya VACS Index Series SC Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96 .9%
Communication Services : 2 .1%
9,439
(1)
Advantage Solutions,
Inc.
$ 40,871
0.0
3,332
(1)
AMC Networks, Inc.
- Class A
40,417
0.0
1,402
(1)
Anterix, Inc.
47,121
0.0
10,859
(1)
AST SpaceMobile, Inc.
31,491
0.0
5,746
(1)
Atlanta Braves
Holdings, Inc. - Class
C
224,439
0 .1
1,228
ATN International, Inc.
38,688
0.0
2,476
(1)
Bandwidth, Inc. - Class
A
45,212
0.0
2,823
(1)
Boston Omaha Corp.
- Class A
43,644
0.0
10,463
(1)
Bumble, Inc. - Class A
118,755
0 .1
3,762
(1)
Cardlytics, Inc.
54,511
0.0
9,771
(1)
Cargurus, Inc.
225,515
0 .1
6,971
(1)
Cars.com, Inc.
119,762
0 .1
11,194
(1)
Cinemark Holdings,
Inc.
201,156
0 .1
39,862
(1)
Clear Channel Outdoor
Holdings, Inc.
65,772
0.0
4,432  Cogent
Communications
Holdings, Inc.
289,543
0 .1
7,965
(1)
Consolidated
Communications
Holdings, Inc.
34,409
0.0
162
(1)
Daily Journal Corp.
58,581
0.0
5,773
(1)
DHI Group, Inc.
14,721
0.0
12,553
(1)
EchoStar Corp. - Class
A
178,880
0 .1
8,210
(1)
Eventbrite, Inc. - Class
A
44,991
0.0
2,283
(1)
EverQuote, Inc. - Class
A
42,373
0.0
6,542
(1)
EW Scripps Co.
- Class A
25,710
0.0
29,343
(1)
fuboTV, Inc.
46,362
0.0
15,694
(1)
Gannett Co., Inc.
38,293
0.0
73,441
(1)
Globalstar, Inc.
107,958
0 .1
6,928
(1)
Gogo, Inc.
60,828
0.0
9,093
Gray Television, Inc.
57,468
0.0
4,539
(1)
Grindr, Inc.
45,980
0.0
1,691
IDT Corp. - Class B
63,937
0.0
11,169
(1)
iHeartMedia, Inc.
- Class A
23,343
0.0
4,636
(1)
IMAX Corp.
74,964
0.0
5,031
(1)
Integral Ad Science
Holding Corp.
50,159
0.0
3,728  John Wiley & Sons,
Inc. - Class A
142,149
0 .1
18,271
(1)
Liberty Latin America
Ltd. - Class C
127,714
0 .1
6,379
(1)
Lions Gate
Entertainment Corp.
- Class A
63,471
0.0
12,182
(1)
Lions Gate
Entertainment Corp.
- Class B
113,414
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
104,224
(1)
Lumen Technologies,
Inc.
$ 162,589
0 .1
4,115
(1)
Madison Square
Garden Entertainment
Corp.
161,349
0 .1
14,010
(1)
Magnite, Inc.
150,608
0 .1
2,528
Marcus Corp.
36,049
0.0
2,418
(1)
MediaAlpha, Inc.
- Class A
49,255
0.0
15,489
(1)
Nextdoor Holdings,
Inc.
34,850
0.0
2,778
(1)
Ooma, Inc.
23,696
0.0
4,430
(1)
Outbrain, Inc.
17,499
0.0
9,148
(1)
Playstudios, Inc.
25,431
0.0
4,358
(1)
PubMatic, Inc. - Class
A
103,372
0 .1
5,486
(1)
QuinStreet, Inc.
96,883
0.0
2,706
Scholastic Corp.
102,043
0.0
5,313  Shenandoah
Telecommunications
Co.
92,287
0.0
2,532
Shutterstock, Inc.
115,991
0 .1
3,527
Sinclair, Inc.
47,509
0.0
2,765
(1)
Sphere Entertainment
Co.
135,706
0 .1
1,847
Spok Holdings, Inc.
29,460
0.0
8,551
(1)
Stagwell, Inc.
53,187
0.0
2,705
(1)
TechTarget, Inc.
89,481
0.0
19,936
TEGNA, Inc.
297,844
0 .1
10,168  Telephone and Data
Systems, Inc.
162,891
0 .1
3,493
(1)
Thryv Holdings, Inc.
77,649
0.0
10,228
(1)
TrueCar, Inc.
34,673
0.0
16,004
(1)
Vimeo, Inc.
65,456
0.0
5,647
(1)
Vivid Seats, Inc.
- Class A
33,826
0.0
5,124
(1)
WideOpenWest, Inc.
18,549
0.0
6,685
(1)
Yelp, Inc.
263,389
0 .1
4,654
(1)
Ziff Davis, Inc.
293,388
0 .1
7,110
(1)
ZipRecruiter, Inc.
- Class A
81,694
0.0
5,859,206
2 .1
Consumer Discretionary : 10 .5%
2,793
(1)
1-800-Flowers.com,
Inc. - Class A
30,248
0.0
3,310
Aaron's Co., Inc.
24,825
0.0
4,975
(1)
Abercrombie & Fitch
Co. - Class A
623,517
0 .2
7,367  Academy Sports &
Outdoors, Inc.
497,567
0 .2
5,973
(1)
Accel Entertainment,
Inc.
70,422
0.0
3,090  Acushnet Holdings
Corp.
203,785
0 .1
9,115
(1)
Adient PLC
300,066
0 .1
3,987
(1)
Adtalem Global
Education, Inc.
204,932
0 .1
11,723
(1)
Allbirds, Inc. - Class A
8,137
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
11,890
(1)
American Axle
& Manufacturing
Holdings, Inc.
$ 87,510
0.0
18,564  American Eagle
Outfitters, Inc.
478,766
0 .2
623
(1)
America's Car-Mart,
Inc.
39,791
0.0
9,435
(1)
AMMO, Inc.
25,946
0.0
8,901
Arko Corp.
50,736
0.0
2,109
(1)
Asbury Automotive
Group, Inc.
497,260
0 .2
8,561
(1)
Atmus Filtration
Technologies, Inc.
276,092
0 .1
3,068
(1)
Bally's Corp.
42,768
0.0
12,777
(1)
BARK, Inc.
15,843
0.0
3,121
(1)
Beazer Homes USA,
Inc.
102,369
0 .1
2,651
Big Lots, Inc.
11,479
0.0
2,275
(1)
BJ's Restaurants, Inc.
82,309
0.0
8,801
Bloomin' Brands, Inc.
252,413
0 .1
3,029
(1)
Boot Barn Holdings,
Inc.
288,209
0 .1
1,703
(2)
Bowlero Corp. - Class
A
23,331
0.0
4,402
(1)
Brinker International,
Inc.
218,691
0 .1
3,172
Buckle, Inc.
127,736
0 .1
1,425  Build-A-Bear
Workshop, Inc.
42,565
0.0
3,603
Caleres, Inc.
147,831
0 .1
4,363  Camping World
Holdings, Inc. - Class A
121,510
0 .1
6,601
(1)
CarParts.com, Inc.
10,694
0.0
1,432
Carriage Services, Inc.
38,721
0.0
3,903  Carrols Restaurant
Group, Inc.
37,118
0.0
10,452
(1)
Carvana Co.
918,835
0 .3
852
(1)
Cavco Industries, Inc.
339,999
0 .1
2,889  Century Communities,
Inc.
278,788
0 .1
4,787  Cheesecake Factory,
Inc.
173,050
0 .1
11,771
(1)
Chegg, Inc.
89,106
0.0
1,232
(1)
Children's Place, Inc.
14,217
0.0
1,894
(1)
Chuy's Holdings, Inc.
63,885
0.0
2,807
Clarus Corp.
18,947
0.0
1,826
(1)
ContextLogic, Inc.
- Class A
10,390
0.0
1,756
(1)
Cooper-Standard
Holdings, Inc.
29,079
0.0
13,269
(1)
Coursera, Inc.
186,031
0 .1
2,207  Cracker Barrel Old
Country Store, Inc.
160,515
0 .1
4,962
Cricut, Inc. - Class A
23,619
0.0
13,150
Dana, Inc.
167,005
0 .1
3,439
(1)
Dave & Buster's
Entertainment, Inc.
215,281
0 .1
5,359
(1)
Denny's Corp.
48,017
0.0
4,580  Designer Brands, Inc.
- Class A
50,059
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
6,407
(1)
Destination XL Group,
Inc.
$ 23,065
0.0
347
Dillard's, Inc. - Class A
163,659
0 .1
1,645  Dine Brands Global,
Inc.
76,460
0.0
2,708
(1)
Dorman Products, Inc.
261,024
0 .1
2,557
(1)
Dream Finders Homes,
Inc. - Class A
111,818
0 .1
2,989
(1)
Duolingo, Inc.
659,314
0 .2
2,886
(1)
El Pollo Loco Holdings,
Inc.
28,110
0.0
1,137
Escalade, Inc.
15,634
0.0
2,422  Ethan Allen Interiors,
Inc.
83,729
0.0
3,605
(1)(2)
European Wax Center,
Inc. - Class A
46,793
0.0
8,542
(1)
Everi Holdings, Inc.
85,847
0.0
10,349
(1)(2)
EVgo, Inc.
25,976
0.0
13,314
(1)
Figs, Inc. - Class A
66,304
0.0
2,415
(1)
First Watch Restaurant
Group, Inc.
59,457
0.0
8,296
Foot Locker, Inc.
236,436
0 .1
4,356
(1)
Fox Factory Holding
Corp.
226,817
0 .1
8,177
(1)
Frontdoor, Inc.
266,407
0 .1
3,260
(1)
Full House Resorts,
Inc.
18,158
0.0
3,799
(1)
Funko, Inc. - Class A
23,706
0.0
1,188
(1)
Genesco, Inc.
33,430
0.0
3,340
(1)
Gentherm, Inc.
192,317
0 .1
4,303
(1)
G-III Apparel Group
Ltd.
124,830
0 .1
3,351
(1)
Global Business Travel
Group I
20,139
0.0
2,123  Golden Entertainment,
Inc.
78,190
0.0
28,531
(1)
Goodyear Tire &
Rubber Co.
391,731
0 .2
13,861
(1)
GoPro, Inc. - Class A
30,910
0.0
357  Graham Holdings Co.
- Class B
274,062
0 .1
2,645
(1)
Green Brick Partners,
Inc.
159,308
0 .1
1,385  Group 1 Automotive,
Inc.
404,739
0 .2
5,318
(1)
GrowGeneration Corp.
15,209
0.0
2,950
Guess?, Inc.
92,836
0.0
35,978
(1)
Hanesbrands, Inc.
208,672
0 .1
1,613  Haverty Furniture Cos.,
Inc.
55,036
0.0
2,422
(1)
Helen of Troy Ltd.
279,111
0 .1
1,229
Hibbett, Inc.
94,399
0.0
8,041
(1)
Hilton Grand
Vacations, Inc.
379,616
0 .1
5,504
(1)
Holley, Inc.
24,548
0.0
1,090  Hooker Furnishings
Corp.
26,171
0.0
513
(1)
Hovnanian Enterprises,
Inc. - Class A
80,510
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
2,257
(1)
Inspired Entertainment,
Inc.
$ 22,254
0.0
2,409  Installed Building
Products, Inc.
623,281
0 .2
11,027  International Game
Technology PLC
249,100
0 .1
2,822
(1)
iRobot Corp.
24,721
0.0
1,995
Jack in the Box, Inc.
136,618
0 .1
783
(1)
JAKKS Pacific, Inc.
19,340
0.0
566  Johnson Outdoors, Inc.
- Class A
26,098
0.0
6,791
KB Home
481,346
0 .2
5,677
Kontoor Brands, Inc.
342,039
0 .1
9,132
(2)
Krispy Kreme, Inc.
139,126
0 .1
612
(1)
Kura Sushi USA, Inc.
- Class A
70,478
0.0
1,576
(1)
Lands' End, Inc.
17,163
0.0
2,132
(1)
Landsea Homes Corp.
30,978
0.0
3,408
(1)
Latham Group, Inc.
13,496
0.0
13,678  Laureate Education,
Inc.
199,288
0 .1
4,413
La-Z-Boy, Inc.
166,017
0 .1
2,518
LCI Industries
309,865
0 .1
1,132
(1)
Legacy Housing Corp.
24,361
0.0
18,551
(1)
Leslie's, Inc.
120,581
0 .1
2,130
(1)
LGI Homes, Inc.
247,868
0 .1
4,715
(1)
Life Time Group
Holdings, Inc.
73,177
0.0
9,166
(1)
Light & Wonder, Inc.
935,757
0 .3
2,702
(1)
Lincoln Educational
Services Corp.
27,912
0.0
3,647
(1)
Lindblad Expeditions
Holdings, Inc.
34,026
0.0
2,118
(1)
Livewire Group, Inc.
15,313
0.0
1,493
(1)
Lovesac Co.
33,742
0.0
28,586
(1)(2)
Luminar Technologies,
Inc.
56,314
0.0
2,740
(1)
M/I Homes, Inc.
373,435
0 .1
2,159
(1)
Malibu Boats, Inc.
- Class A
93,442
0.0
2,299
(1)
MarineMax, Inc.
76,465
0.0
1,871
(1)
MasterCraft Boat
Holdings, Inc.
44,380
0.0
5,871
MDC Holdings, Inc.
369,345
0 .1
3,667
Meritage Homes Corp.
643,412
0 .2
5,238
(1)
Modine Manufacturing
Co.
498,605
0 .2
1,330  Monarch Casino &
Resort, Inc.
99,737
0.0
4,105
(1)
Mondee Holdings, Inc.
9,483
0.0
3,153
Monro, Inc.
99,446
0.0
1,672
Movado Group, Inc.
46,699
0.0
367
Nathan's Famous, Inc.
25,984
0.0
8,067
(1)
National Vision
Holdings, Inc.
178,765
0 .1
6,274
(1)
Nerdy, Inc.
18,257
0.0
3,325
(1)
ODP Corp.
176,391
0 .1
8,717
(1)
OneSpaWorld
Holdings Ltd.
115,326
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
1,323
(1)
OneWater Marine, Inc.
- Class A
$ 37,242
0.0
4,598
(1)
Overstock.com, Inc.
165,114
0 .1
1,519
(2)
Oxford Industries, Inc.
170,736
0 .1
3,280  Papa John's
International, Inc.
218,448
0 .1
2,134
Patrick Industries, Inc.
254,949
0 .1
6,885  Perdoceo Education
Corp.
120,901
0 .1
4,090
(1)
PlayAGS, Inc.
36,728
0.0
4,711
(1)
Portillo's, Inc. - Class A
66,802
0.0
2,822
(1)
Potbelly Corp.
34,174
0.0
5,223
Purple Innovation, Inc.
9,088
0.0
957  RCI Hospitality
Holdings, Inc.
55,506
0.0
1,503
(1)(2)
Red Robin Gourmet
Burgers, Inc.
11,513
0.0
4,801  Red Rock Resorts, Inc.
- Class A
287,196
0 .1
5,450
Rent-A-Center, Inc.
191,894
0 .1
4,184
(1)
Revolve Group, Inc.
88,575
0.0
648
Rocky Brands, Inc.
17,580
0.0
6,946
(1)
Rush Street
Interactive, Inc.
45,218
0.0
11,252
(1)
Sally Beauty Holdings,
Inc.
139,750
0 .1
2,801
(1)(2)
Savers Value Village,
Inc.
54,003
0.0
3,658
(1)
SeaWorld
Entertainment, Inc.
205,616
0 .1
3,834
(1)
Shake Shack, Inc.
- Class A
398,851
0 .2
2,067
Shoe Carnival, Inc.
75,735
0.0
4,465
Signet Jewelers Ltd.
446,813
0 .2
7,364
(1)
Six Flags
Entertainment Corp.
193,820
0 .1
5,498
(1)
Skyline Champion
Corp.
467,385
0 .2
2,167
(1)
Sleep Number Corp.
34,737
0.0
4,851  Smith & Wesson
Brands, Inc.
84,213
0.0
1,887
(1)
Snap One Holdings
Corp.
16,266
0.0
16,446
(1)
Solid Power, Inc.
33,385
0.0
1,581  Sonic Automotive, Inc.
- Class A
90,022
0.0
12,634
(1)
Sonos, Inc.
240,804
0 .1
3,875
(1)
Sportsman's
Warehouse Holdings,
Inc.
12,051
0.0
2,163  Standard Motor
Products, Inc.
72,569
0.0
7,385
Steven Madden Ltd.
312,238
0 .1
9,081
(1)
Stitch Fix, Inc. - Class
A
23,974
0.0
3,056
(1)
Stoneridge, Inc.
56,353
0.0
2,346  Strategic Education,
Inc.
244,266
0 .1
4,287
(1)
Stride, Inc.
270,295
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
1,888  Sturm Ruger & Co.,
Inc.
$ 87,131
0.0
14,944
(1)
Super Group SGHC
Ltd.
51,557
0.0
9,955
(1)
Sweetgreen, Inc.
- Class A
251,463
0 .1
3,301
(1)
Target Hospitality
Corp.
35,882
0.0
10,387
(1)
Taylor Morrison Home
Corp.
645,760
0 .2
6,720
(1)
ThredUp, Inc. - Class A
13,440
0.0
2,600
(1)
Tilly's, Inc. - Class A
17,680
0.0
14,733
(1)
Topgolf Callaway
Brands Corp.
238,233
0 .1
4,437
(1)
Traeger, Inc.
11,226
0.0
9,645
(1)
Tri Pointe Homes, Inc.
372,876
0 .1
9,058
(1)
Udemy, Inc.
99,457
0.0
3,598
(1)
Universal Technical
Institute, Inc.
57,352
0.0
6,523
(1)
Urban Outfitters, Inc.
283,229
0 .1
2,787
(1)
Vera Bradley, Inc.
18,952
0.0
6,013
(1)
Vista Outdoor, Inc.
197,106
0 .1
2,775
(1)
Visteon Corp.
326,368
0 .1
7,936
(1)
Vizio Holding Corp.
- Class A
86,820
0.0
1,210
(1)
VOXX International
Corp.
9,874
0.0
8,881
(1)
Warby Parker, Inc.
- Class A
120,870
0 .1
293
Winmark Corp.
105,978
0 .1
2,889  Winnebago Industries,
Inc.
213,786
0 .1
8,034  Wolverine World Wide,
Inc.
90,061
0.0
25,286
(1)(2)
Workhorse Group, Inc.
5,932
0.0
5,399
(1)
WW International, Inc.
9,988
0.0
2,361
(1)
XPEL, Inc.
127,541
0 .1
2,409
(1)
Xponential Fitness,
Inc. - Class A
39,845
0.0
1,795
(1)
Zumiez, Inc.
27,266
0.0
29,354,402
10 .5
Consumer Staples : 3 .2%
3,326
Andersons, Inc.
190,813
0 .1
7,562
(2)
B&G Foods, Inc.
86,509
0.0
8,397
(1)
Beauty Health Co.
37,283
0.0
13,303
(1)
BellRing Brands, Inc.
785,276
0 .3
6,080
(1)(2)
Beyond Meat, Inc.
50,342
0.0
3,577
(1)
BRC, Inc. - Class A
15,310
0.0
1,882
Calavo Growers, Inc.
52,338
0.0
4,175
Cal-Maine Foods, Inc.
245,699
0 .1
562
(1)
Central Garden & Pet
Co.
24,070
0.0
5,767
(1)
Central Garden & Pet
Co. - Class A
212,918
0 .1
3,647
(1)
Chefs' Warehouse, Inc.
137,346
0 .1
485  Coca-Cola
Consolidated, Inc.
410,509
0 .2
7,413
Dole PLC
88,437
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
4,610
(1)
Duckhorn Portfolio,
Inc.
$ 42,919
0.0
5,486
(1)
e.l.f. Beauty, Inc.
1,075,421
0 .4
4,954  Edgewell Personal
Care Co.
191,423
0 .1
7,292  Energizer Holdings,
Inc.
214,676
0 .1
3,596  Fresh Del Monte
Produce, Inc.
93,172
0.0
9,474
(1)
Hain Celestial Group,
Inc.
74,466
0.0
10,225
(1)
Herbalife Ltd.
102,761
0.0
4,357
(1)
HF Foods Group, Inc.
15,249
0.0
1,492  Ingles Markets, Inc.
- Class A
114,407
0 .1
1,855
Inter Parfums, Inc.
260,646
0 .1
1,836
(1)
Ispire Technology, Inc.
11,255
0.0
1,536  J & J Snack Foods
Corp.
222,044
0 .1
947  John B Sanfilippo &
Son, Inc.
100,306
0.0
1,980  Lancaster Colony
Corp.
411,107
0 .2
1,971
Limoneira Co.
38,553
0.0
1,090
Medifast, Inc.
41,769
0.0
1,633
MGP Ingredients, Inc.
140,650
0 .1
5,552
(1)
Mission Produce, Inc.
65,902
0.0
2,520
(1)
National Beverage
Corp.
119,599
0 .1
1,454
(1)
Nature's Sunshine
Products, Inc.
30,200
0.0
4,975  Nu Skin Enterprises,
Inc. - Class A
68,804
0.0
552  Oil-Dri Corp. of
America
41,157
0.0
2,585
PriceSmart, Inc.
217,140
0 .1
15,835
Primo Water Corp.
288,355
0 .1
576
(1)
Seneca Foods Corp.
- Class A
32,774
0.0
9,288
(1)
Simply Good Foods
Co.
316,071
0 .1
3,707
SpartanNash Co.
74,918
0.0
10,361
(1)
Sprouts Farmers
Market, Inc.
668,077
0 .2
9,983
(1)
SunOpta, Inc.
68,583
0.0
5,205
(1)
TreeHouse Foods, Inc.
202,735
0 .1
1,955  Turning Point Brands,
Inc.
57,282
0.0
6,142
(1)
United Natural Foods,
Inc.
70,572
0.0
2,504
Universal Corp.
129,507
0 .1
1,220
(1)
USANA Health
Sciences, Inc.
59,170
0.0
7,540
Utz Brands, Inc.
139,038
0 .1
15,212
Vector Group Ltd.
166,724
0 .1
1,185  Village Super Market,
Inc. - Class A
33,903
0.0
3,307
(1)
Vita Coco Co., Inc.
80,790
0.0
3,377
(1)
Vital Farms, Inc.
78,515
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
3,278
(1)
Waldencast PLC
- Class A
$ 21,307
0.0
1,371
WD-40 Co.
347,288
0 .1
1,760
Weis Markets, Inc.
113,344
0.0
3,183
(1)(2)
Westrock Coffee Co.
32,880
0.0
9,012,309
3 .2
Energy : 7 .0%
3,964
(1)
Amplify Energy Corp.
26,202
0.0
14,205
Archrock, Inc.
279,412
0 .1
4,479  Ardmore Shipping
Corp.
73,545
0.0
1,805  Atlas Energy Solutions,
Inc.
40,829
0.0
8,449
Berry Corp.
68,014
0.0
22,619
Borr Drilling Ltd.
154,940
0 .1
2,530
(1)
Bristow Group, Inc.
68,816
0.0
6,606
Cactus, Inc. - Class A
330,895
0 .1
7,089  California Resources
Corp.
390,604
0 .1
1,318
(1)
Centrus Energy Corp.
- Class A
54,737
0.0
19,864
ChampionX Corp.
712,919
0 .3
4,196
Chord Energy Corp.
747,895
0 .3
8,179
Civitas Resources, Inc.
620,868
0 .2
18,688
(1)
Clean Energy Fuels
Corp.
50,084
0.0
15,750
(1)
CNX Resources Corp.
373,590
0 .1
9,483  Comstock Resources,
Inc.
88,002
0.0
3,144
CONSOL Energy, Inc.
263,341
0 .1
5,109
Core Laboratories, Inc.
87,262
0.0
8,073  Crescent Energy Co.
- Class A
96,069
0.0
3,062
CVR Energy, Inc.
109,191
0.0
6,541  Delek US Holdings,
Inc.
201,070
0 .1
14,015
DHT Holdings, Inc.
161,173
0 .1
10,547
(1)
Diamond Offshore
Drilling, Inc.
143,861
0 .1
2,114
(1)
DMC Global, Inc.
41,202
0.0
3,583
Dorian LPG Ltd.
137,802
0 .1
3,844
(1)
Dril-Quip, Inc.
86,605
0.0
15,833
(1)
Encore Energy Corp.
69,349
0.0
16,443
(1)
Energy Fuels, Inc./
Canada
103,426
0.0
44,281  Equitrans Midstream
Corp.
553,070
0 .2
3,177  Evolution Petroleum
Corp.
19,507
0.0
2,041  Excelerate Energy, Inc.
- Class A
32,697
0.0
9,360
(1)
Expro Group Holdings
NV
186,919
0 .1
3,129
FLEX LNG Ltd.
79,570
0.0
1,067
(1)
Forum Energy
Technologies, Inc.
21,319
0.0
23,880
(1)(2)
Gevo, Inc.
18,357
0.0
10,167
Golar LNG Ltd.
244,618
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
3,051  Granite Ridge
Resources, Inc.
$ 19,831
0.0
6,043
(1)
Green Plains, Inc.
139,714
0 .1
1,115
(1)
Gulfport Energy Corp.
178,534
0 .1
2,391
(1)
Hallador Energy Co.
12,744
0.0
14,795
(1)
Helix Energy Solutions
Group, Inc.
160,378
0 .1
9,886  Helmerich & Payne,
Inc.
415,805
0 .2
1,184
HighPeak Energy, Inc.
18,672
0.0
4,206  International Seaways,
Inc.
223,759
0 .1
3,705
Kinetik Holdings, Inc.
147,718
0 .1
1,587  Kodiak Gas Services,
Inc.
43,389
0.0
46,906
(1)
Kosmos Energy Ltd.
279,560
0 .1
16,689
Liberty Energy, Inc.
345,796
0 .1
17,950
(2)
Magnolia Oil & Gas
Corp. - Class A
465,802
0 .2
3,116
(1)
Mammoth Energy
Services, Inc.
11,342
0.0
11,577  Matador Resources
Co.
772,996
0 .3
14,756
Murphy Oil Corp.
674,349
0 .3
958
(1)
Nabors Industries Ltd.
82,513
0.0
8,468
(1)
Newpark Resources,
Inc.
61,139
0.0
8,272
(1)
NextDecade Corp.
46,985
0.0
11,392
Noble Corp. PLC
552,398
0 .2
21,768  Nordic American
Tankers Ltd.
85,331
0.0
8,908  Northern Oil and Gas,
Inc.
353,469
0 .1
10,349
(1)
Oceaneering
International, Inc.
242,167
0 .1
7,299
(1)
Oil States International,
Inc.
44,962
0.0
6,770  Overseas Shipholding
Group, Inc. - Class A
43,328
0.0
5,695
(1)
Par Pacific Holdings,
Inc.
211,057
0 .1
35,915  Patterson-UTI Energy,
Inc.
428,825
0 .2
11,231  PBF Energy, Inc.
- Class A
646,569
0 .2
11,473
Peabody Energy Corp.
278,335
0 .1
44,636  Permian Resources
Corp.
788,272
0 .3
2,673
(1)(2)
ProFrac Holding Corp.
- Class A
22,346
0.0
9,786
(1)
ProPetro Holding Corp.
79,071
0.0
1,734
(1)
REX American
Resources Corp.
101,803
0.0
955  Riley Exploration
Permian, Inc.
31,515
0.0
9,042
RPC, Inc.
69,985
0.0
3,451  SandRidge Energy,
Inc.
50,281
0.0
4,894
Scorpio Tankers, Inc.
350,166
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
2,709
(1)
SEACOR Marine
Holdings, Inc.
$ 37,763
0.0
4,761
(1)
Seadrill Ltd.
239,478
0 .1
8,290  Select Water Solutions,
Inc.
76,517
0.0
11,986
SFL Corp. Ltd.
157,975
0 .1
2,087
(1)
SilverBow Resources,
Inc.
71,250
0.0
8,605  Sitio Royalties Corp.
- Class A
212,716
0 .1
11,844
SM Energy Co.
590,423
0 .2
3,228  Solaris Oilfield
Infrastructure, Inc.
- Class A
27,987
0.0
13,974
(1)
Talos Energy, Inc.
194,658
0 .1
6,979
(1)
Teekay Corp.
50,807
0.0
2,500  Teekay Tankers Ltd.
- Class A
146,025
0 .1
57,830
(1)(2)
Tellurian, Inc.
38,249
0.0
13,617
(1)
TETRA Technologies,
Inc.
60,323
0.0
4,741
(1)
Tidewater, Inc.
436,172
0 .2
38,895
(1)
Uranium Energy Corp.
262,541
0 .1
7,783
(1)
US Silica Holdings,
Inc.
96,587
0.0
11,794
VAALCO Energy, Inc.
82,204
0.0
6,029
(1)
Valaris Ltd.
453,743
0 .2
5,706
(1)(2)
Vertex Energy, Inc.
7,988
0.0
2,377
(1)
Vital Energy, Inc.
124,888
0 .1
2,815
Vitesse Energy, Inc.
66,800
0.0
10,626
W&T Offshore, Inc.
28,159
0.0
7,218
(1)
Weatherford
International PLC
833,102
0 .3
6,094  World Fuel Services
Corp.
161,186
0 .1
19,676,207
7 .0
Financials : 15 .2%
1,872
1st Source Corp.
98,130
0.0
1,001
ACNB Corp.
37,638
0.0
1,731
AFC Gamma, Inc.
21,430
0.0
2,171
Alerus Financial Corp.
47,393
0.0
2,161
(1)
AlTi Global, Inc.
12,231
0.0
2,031  Amalgamated
Financial Corp.
48,744
0.0
2,040  A-Mark Precious
Metals, Inc.
62,608
0.0
4,771
(1)
Ambac Financial
Group, Inc.
74,571
0.0
3,188
Amerant Bancorp, Inc.
74,249
0.0
1,990
(1)
American Coastal
Insurance Corp.
21,273
0.0
7,724
(1)
American Equity
Investment Life
Holding Co.
434,243
0 .2
1,335  American National
Bankshares, Inc.
63,760
0.0
6,681
Ameris Bancorp
323,227
0 .1
2,094
AMERISAFE, Inc.
105,056
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
14,923  Apollo Commercial
Real Estate Finance,
Inc.
$ 166,242
0 .1
18,594
(2)
Arbor Realty Trust, Inc.
246,370
0 .1
5,639  Ares Commercial Real
Estate Corp.
42,011
0.0
4,948  ARMOUR Residential
REIT, Inc.
97,822
0.0
1,758
Arrow Financial Corp.
43,985
0.0
6,033  Artisan Partners Asset
Management, Inc.
- Class A
276,130
0 .1
2,397
(1)
AssetMark Financial
Holdings, Inc.
84,878
0.0
15,078
Associated Banc-Corp.
324,328
0 .1
7,760  Atlantic Union
Bankshares Corp.
274,006
0 .1
15,356
(1)
AvidXchange Holdings,
Inc.
201,931
0 .1
5,594
(1)
Axos Financial, Inc.
302,300
0 .1
2,113
(2)
B Riley Financial, Inc.
44,732
0.0
13,461
Banc of California, Inc.
204,742
0 .1
2,312
BancFirst Corp.
203,525
0 .1
3,063  Banco
Latinoamericano de
Comercio Exterior SA
- Class E
90,726
0.0
5,314
(1)
Bancorp, Inc.
177,806
0 .1
1,082
Bank First Corp.
93,777
0.0
3,978
Bank of Hawaii Corp.
248,187
0 .1
1,846
Bank of Marin Bancorp
30,957
0.0
5,073  Bank of NT Butterfield
& Son Ltd.
162,285
0 .1
7,531
BankUnited, Inc.
210,868
0 .1
3,514
Banner Corp.
168,672
0 .1
1,901  Bar Harbor
Bankshares
50,338
0.0
4,733  Berkshire Hills
Bancorp, Inc.
108,480
0.0
36,505  BGC Group, Inc.
- Class A
283,644
0 .1
17,249
(2)
Blackstone Mortgage
Trust, Inc. - Class A
343,428
0 .1
3,071
(1)
Blue Foundry Bancorp
28,745
0.0
5,076  Bread Financial
Holdings, Inc.
189,030
0 .1
2,550
(1)
Bridgewater
Bancshares, Inc.
29,682
0.0
3,260  Brightsphere
Investment Group, Inc.
74,458
0.0
14,312  BrightSpire Capital,
Inc.
98,610
0.0
9,490
Brookline Bancorp, Inc.
94,520
0.0
6,300
(1)
BRP Group, Inc.
- Class A
182,322
0 .1
748  Burke & Herbert
Financial Services
Corp.
41,910
0.0
2,972  Business First
Bancshares, Inc.
66,216
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
3,078
Byline Bancorp, Inc.
$ 66,854
0.0
18,476
Cadence Bank
535,804
0 .2
870
Cambridge Bancorp
59,299
0.0
1,801  Camden National
Corp.
60,370
0.0
6,958
(1)
Cannae Holdings, Inc.
154,746
0 .1
6,624
(1)
Cantaloupe, Inc.
42,592
0.0
1,719  Capital City Bank
Group, Inc.
47,616
0.0
13,884  Capitol Federal
Financial, Inc.
82,749
0.0
2,308  Capstar Financial
Holdings, Inc.
46,391
0.0
3,003
(1)
Carter Bankshares,
Inc.
37,958
0.0
1,597  Cass Information
Systems, Inc.
76,927
0.0
7,099  Cathay General
Bancorp
268,555
0 .1
3,113  Central Pacific
Financial Corp.
61,482
0.0
1,909  Chicago Atlantic Real
Estate Finance, Inc.
30,105
0.0
23,783  Chimera Investment
Corp.
109,640
0.0
1,896  Citizens & Northern
Corp.
35,607
0.0
455  Citizens Financial
Services, Inc.
22,386
0.0
1,553
City Holding Co.
161,854
0 .1
1,962  Civista Bancshares,
Inc.
30,176
0.0
9,905  Claros Mortgage Trust,
Inc.
96,673
0.0
2,695
CNB Financial Corp.
54,951
0.0
11,324  CNO Financial Group,
Inc.
311,184
0 .1
1,258
(1)
Coastal Financial
Corp.
48,898
0.0
2,615
Cohen & Steers, Inc.
201,067
0 .1
3,529
(1)
Columbia Financial,
Inc.
60,734
0.0
5,387  Community Bank
System, Inc.
258,738
0 .1
1,896  Community Trust
Bancorp, Inc.
80,864
0.0
6,769  Compass Diversified
Holdings
162,930
0 .1
4,244  ConnectOne Bancorp,
Inc.
82,758
0.0
5,392
(1)
CrossFirst Bankshares,
Inc.
74,625
0.0
2,936
(1)
Customers Bancorp,
Inc.
155,784
0 .1
13,633
CVB Financial Corp.
243,213
0 .1
309  Diamond Hill
Investment Group, Inc.
47,639
0.0
3,954  Dime Community
Bancshares, Inc.
76,154
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,548
(1)
Donnelley Financial
Solutions, Inc.
$ 158,001
0 .1
5,748
Dynex Capital, Inc.
71,563
0.0
3,088
Eagle Bancorp, Inc.
72,537
0.0
15,787  Eastern Bankshares,
Inc.
217,545
0 .1
2,845
(1)
eHealth, Inc.
17,155
0.0
7,301
(2)
Ellington Financial, Inc.
86,225
0.0
2,801  Employers Holdings,
Inc.
127,137
0 .1
3,043
Enact Holdings, Inc.
94,881
0.0
2,456
(1)
Encore Capital Group,
Inc.
112,018
0.0
2,933
(1)
Enova International,
Inc.
184,280
0 .1
1,209
(1)
Enstar Group Ltd.
375,709
0 .1
1,303  Enterprise Bancorp,
Inc.
33,839
0.0
3,957  Enterprise Financial
Services Corp.
160,496
0 .1
1,761  Equity Bancshares,
Inc. - Class A
60,526
0.0
845  Esquire Financial
Holdings, Inc.
40,112
0.0
10,551
Essent Group Ltd.
627,890
0 .2
2,029  F&G Annuities & Life,
Inc.
82,276
0.0
1,592  Farmers & Merchants
Bancorp, Inc./Archbold
OH
35,486
0.0
4,604  Farmers National Banc
Corp.
61,509
0.0
3,867
FB Financial Corp.
145,631
0 .1
938  Federal Agricultural
Mortgage Corp. - Class
C
184,673
0 .1
5,208  Fidelis Insurance
Holdings Ltd.
101,452
0.0
583  Fidelity D&D Bancorp,
Inc.
28,235
0.0
1,880  Financial Institutions,
Inc.
35,382
0.0
1,487
First Bancorp, Inc.
36,640
0.0
16,918  First BanCorp/Puerto
Rico
296,742
0 .1
4,261  First Bancorp/Southern
Pines NC
153,907
0 .1
3,346
First Bancshares, Inc.
86,829
0.0
2,355
First Bank/Hamilton NJ
32,358
0.0
5,749
First Busey Corp.
138,263
0 .1
10,853  First Commonwealth
Financial Corp.
151,074
0 .1
2,261  First Community
Bankshares, Inc.
78,298
0.0
9,782
First Financial Bancorp
219,312
0 .1
13,348  First Financial
Bankshares, Inc.
437,948
0 .2
1,451
First Financial Corp.
55,617
0.0
5,418
First Foundation, Inc.
40,906
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
8,398  First Interstate
BancSystem, Inc.
- Class A
$ 228,510
0 .1
6,132
First Merchants Corp.
214,007
0 .1
2,538  First Mid Bancshares,
Inc.
82,942
0.0
2,571  First of Long Island
Corp.
28,512
0.0
3,844  FirstCash Holdings,
Inc.
490,264
0 .2
1,571
Five Star Bancorp
35,347
0.0
3,202  Flushing Financial
Corp.
40,377
0.0
10,845
(1)
Flywire Corp.
269,064
0 .1
11,521
(1)
Forge Global Holdings,
Inc.
22,236
0.0
9,202  Franklin BSP Realty
Trust, Inc.
122,939
0 .1
16,061
Fulton Financial Corp.
255,209
0 .1
4,757  GCM Grosvenor, Inc.
- Class A
45,953
0.0
46,461
(1)
Genworth Financial,
Inc. - Class A
298,744
0 .1
3,176  German American
Bancorp, Inc.
110,017
0.0
11,357
Glacier Bancorp, Inc.
457,460
0 .2
2,233
(1)
Goosehead Insurance,
Inc. - Class A
148,762
0 .1
6,331  Granite Point Mortgage
Trust, Inc.
30,199
0.0
1,165  Great Southern
Bancorp, Inc.
63,865
0.0
4,899
(1)
Green Dot Corp.
- Class A
45,708
0.0
786  Greene County
Bancorp, Inc.
22,629
0.0
3,583
(1)
Greenlight Capital Re
Ltd. - Class A
44,680
0.0
3,676  Hamilton Lane, Inc.
- Class A
414,506
0 .2
8,800  Hancock Whitney
Corp.
405,152
0 .2
3,510
Hanmi Financial Corp.
55,879
0.0
10,841  Hannon Armstrong
Sustainable
Infrastructure Capital,
Inc.
307,884
0 .1
5,070  HarborOne Bancorp,
Inc.
54,046
0.0
696
HCI Group, Inc.
80,792
0.0
4,454  Heartland Financial
USA, Inc.
156,558
0 .1
6,473  Heritage Commerce
Corp.
55,538
0.0
3,910  Heritage Financial
Corp.
75,815
0.0
4,661
Hilltop Holdings, Inc.
145,983
0 .1
163
(2)
Hingham Institution For
Savings The
28,437
0.0
979
(1)(2)
Hippo Holdings, Inc.
17,886
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,019
Home Bancorp, Inc.
$ 39,038
0.0
18,979  Home BancShares,
Inc.
466,314
0 .2
1,775
HomeStreet, Inc.
26,714
0.0
2,076  HomeTrust
Bancshares, Inc.
56,758
0.0
12,153
Hope Bancorp, Inc.
139,881
0 .1
4,325  Horace Mann
Educators Corp.
159,982
0 .1
5,126
Horizon Bancorp, Inc.
65,767
0.0
4,539  Independent Bank
Corp.
236,119
0 .1
2,461  Independent Bank
Corp. Michigan
62,386
0.0
3,716  Independent Bank
Group, Inc.
169,635
0 .1
5,497  International
Bancshares Corp.
308,602
0 .1
3,422
(1)
International Money
Express, Inc.
78,124
0.0
4,321  Invesco Mortgage
Capital, Inc.
41,827
0.0
8,071  Jackson Financial, Inc.
- Class A
533,816
0 .2
4,023  James River Group
Holdings Ltd.
37,414
0.0
1,426  John Marshall
Bancorp, Inc.
25,554
0.0
6,781
Kearny Financial Corp.
43,670
0.0
6,484  KKR Real Estate
Finance Trust, Inc.
65,229
0.0
12,178
Ladder Capital Corp.
135,541
0 .1
7,097
Lakeland Bancorp, Inc.
85,874
0.0
2,618  Lakeland Financial
Corp.
173,626
0 .1
5,267
(1)
Lemonade, Inc.
86,431
0.0
11,323
(1)
LendingClub Corp.
99,529
0.0
1,083
(1)
LendingTree, Inc.
45,854
0.0
3,550  Live Oak Bancshares,
Inc.
147,360
0 .1
9,931
(1)
Maiden Holdings Ltd.
22,345
0.0
48,512
(1)
Marqeta, Inc. - Class A
289,132
0 .1
4,847
MBIA, Inc.
32,766
0.0
1,865
Mercantile Bank Corp.
71,784
0.0
1,720
Merchants Bancorp
74,270
0.0
2,829
Mercury General Corp.
145,976
0 .1
2,576  Metrocity Bankshares,
Inc.
64,297
0.0
1,086
(1)
Metropolitan Bank
Holding Corp.
41,811
0.0
10,496
MFA Financial, Inc.
119,759
0 .1
1,837  Mid Penn Bancorp,
Inc.
36,758
0.0
1,004
Middlefield Banc Corp.
23,976
0.0
2,709  Midland States
Bancorp, Inc.
68,077
0.0
1,829  MidWestOne Financial
Group, Inc.
42,872
0.0
6,763
Moelis & Co. - Class A
383,935
0 .1
6,554
(1)
Mr Cooper Group, Inc.
510,884
0 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,339
MVB Financial Corp.
$ 29,873
0.0
3,888  National Bank Holdings
Corp. - Class A
140,240
0 .1
227  National Western Life
Group, Inc. - Class A
111,675
0.0
8,402
Navient Corp.
146,195
0 .1
4,811
NBT Bancorp, Inc.
176,467
0 .1
1,359
Nelnet, Inc. - Class A
128,629
0 .1
3,589
(1)
NerdWallet, Inc.
- Class A
52,758
0.0
9,831  New York Mortgage
Trust, Inc.
70,783
0.0
2,534
NewtekOne, Inc.
27,874
0.0
1,448  Nicolet Bankshares,
Inc.
124,514
0 .1
8,145
(1)
NMI Holdings, Inc.
- Class A
263,409
0 .1
864
Northeast Bank
47,814
0.0
4,856  Northfield Bancorp,
Inc.
47,200
0.0
13,069  Northwest Bancshares,
Inc.
152,254
0 .1
910  Norwood Financial
Corp.
24,761
0.0
6,300  OceanFirst Financial
Corp.
103,383
0.0
712
(1)
Ocwen Financial Corp.
19,231
0.0
4,831
OFG Bancorp
177,829
0 .1
29,493
Old National Bancorp
513,473
0 .2
5,062  Old Second Bancorp,
Inc.
70,058
0.0
10,570
(1)
Open Lending Corp.
66,168
0.0
614  Orange County
Bancorp, Inc.
28,244
0.0
4,753
(2)
Orchid Island Capital,
Inc.
42,444
0.0
3,230
Origin Bancorp, Inc.
100,905
0.0
16,215
(1)
Oscar Health, Inc.
- Class A
241,117
0 .1
4,666
P10, Inc. - Class A
39,288
0.0
9,722  Pacific Premier
Bancorp, Inc.
233,328
0 .1
20,354
(1)
Pagseguro Digital Ltd.
- Class A
290,655
0 .1
2,542
(1)
Palomar Holdings, Inc.
213,096
0 .1
1,508
Park National Corp.
204,862
0 .1
2,689  Pathward Financial,
Inc.
135,741
0 .1
5,781  Patria Investments Ltd.
- Class A
85,790
0.0
27,628
(1)
Payoneer Global, Inc.
134,272
0 .1
3,472
(1)
Paysafe Ltd.
54,823
0.0
2,089  Peapack-Gladstone
Financial Corp.
50,825
0.0
2,562  PennyMac Financial
Services, Inc.
233,373
0 .1
8,985  PennyMac Mortgage
Investment Trust
131,900
0 .1
3,808
Peoples Bancorp, Inc.
112,755
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
870  Peoples Financial
Services Corp.
$ 37,506
0.0
4,520  Perella Weinberg
Partners
63,868
0.0
1,754
Piper Sandler Cos.
348,151
0 .1
2,370  PJT Partners, Inc.
- Class A
223,396
0 .1
682
Plumas Bancorp
25,091
0.0
3,979
(1)
PRA Group, Inc.
103,772
0.0
1,415  Preferred Bank/Los
Angeles CA
108,630
0.0
4,071  Premier Financial
Corp.
82,641
0.0
5,763
ProAssurance Corp.
74,112
0.0
4,610
PROG Holdings, Inc.
158,768
0 .1
7,651  Provident Financial
Services, Inc.
111,475
0.0
1,861
QCR Holdings, Inc.
113,037
0 .1
15,499
Radian Group, Inc.
518,752
0 .2
16,518
Ready Capital Corp.
150,809
0 .1
595  Red River Bancshares,
Inc.
29,625
0.0
12,310
Redwood Trust, Inc.
78,415
0.0
908  Regional Management
Corp.
21,983
0.0
13,701
(1)
Remitly Global, Inc.
284,159
0 .1
5,817
Renasant Corp.
182,188
0 .1
1,160  Republic Bancorp, Inc.
- Class A
59,160
0.0
4,130
S&T Bancorp, Inc.
132,490
0 .1
1,585  Safety Insurance
Group, Inc.
130,271
0 .1
4,781  Sandy Spring Bancorp,
Inc.
110,824
0.0
8,636  Seacoast Banking
Corp. of Florida
219,268
0 .1
6,166  Selective Insurance
Group, Inc.
673,142
0 .3
12,843
(1)
Selectquote, Inc.
25,686
0.0
5,252  ServisFirst
Bancshares, Inc.
348,523
0 .1
12,781  Simmons First National
Corp. - Class A
248,718
0 .1
7,532
(1)
SiriusPoint Ltd.
95,732
0.0
2,579
(1)
Skyward Specialty
Insurance Group, Inc.
96,480
0.0
2,186
SmartFinancial, Inc.
46,059
0.0
976
(1)
Southern First
Bancshares, Inc.
30,998
0.0
1,142  Southern Missouri
Bancorp, Inc.
49,917
0.0
3,120  Southside Bancshares,
Inc.
91,198
0.0
7,684
SouthState Corp.
653,371
0 .2
5,368
Stellar Bancorp, Inc.
130,764
0 .1
5,525  StepStone Group, Inc.
- Class A
197,463
0 .1
2,794  Stewart Information
Services Corp.
181,778
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,991  Stock Yards Bancorp,
Inc.
$ 146,290
0 .1
29,632
(1)
StoneCo Ltd. - Class A
492,188
0 .2
2,772
(1)
StoneX Group, Inc.
194,761
0 .1
4,784
(1)
Texas Capital
Bancshares, Inc.
294,455
0 .1
1,595
(1)
Third Coast
Bancshares, Inc.
31,932
0.0
2,756
Tiptree, Inc.
47,624
0.0
1,555  Tompkins Financial
Corp.
78,201
0.0
7,420  Towne Bank/
Portsmouth VA
208,205
0 .1
7,730  TPG RE Finance Trust,
Inc.
59,676
0.0
3,404
TriCo Bancshares
125,199
0 .1
2,311
(1)
Triumph Financial, Inc.
183,309
0 .1
4,080
(1)(2)
Trupanion, Inc.
112,649
0 .1
2,292  TrustCo Bank Corp.
NY
64,543
0.0
6,342
Trustmark Corp.
178,274
0 .1
9,627  Two Harbors
Investment Corp.
127,461
0 .1
4,501
UMB Financial Corp.
391,542
0 .1
13,192  United Bankshares,
Inc.
472,142
0 .2
11,796  United Community
Banks, Inc.
310,471
0 .1
2,496
United Fire Group, Inc.
54,338
0.0
2,726  Universal Insurance
Holdings, Inc.
55,392
0.0
3,415
Univest Financial Corp.
71,100
0.0
7,468
(1)(2)
Upstart Holdings, Inc.
200,815
0 .1
43,889  Valley National
Bancorp
349,356
0 .1
5,603
Veritex Holdings, Inc.
114,805
0 .1
2,646  Victory Capital
Holdings, Inc. - Class A
112,270
0.0
700  Virtus Investment
Partners, Inc.
173,586
0 .1
3,235
Walker & Dunlop, Inc.
326,929
0 .1
6,972  Washington Federal,
Inc.
202,397
0 .1
1,986  Washington Trust
Bancorp, Inc.
53,384
0.0
2,239  Waterstone Financial,
Inc.
27,249
0.0
6,081
WesBanco, Inc.
181,275
0 .1
2,121
West BanCorp, Inc.
37,817
0.0
2,765
Westamerica BanCorp
135,153
0 .1
14,736
WisdomTree, Inc.
135,424
0 .1
434
(1)
World Acceptance
Corp.
62,921
0.0
6,202
WSFS Financial Corp.
279,958
0 .1
42,716,895
15 .2
Health Care : 14 .9%
31,511
(1)
23andMe Holding Co.
- Class A
16,764
0.0
5,156
(1)
2seventy bio, Inc.
27,585
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
4,131
(1)
4D Molecular
Therapeutics, Inc.
$ 131,614
0 .1
7,762
(1)
89bio, Inc.
90,350
0.0
12,412
(1)
ACADIA
Pharmaceuticals, Inc.
229,498
0 .1
7,118
(1)
Accolade, Inc.
74,597
0.0
10,198
(1)
Accuray, Inc.
25,189
0.0
7,096
(1)
ACELYRIN, Inc.
47,898
0.0
3,315
(1)
Actinium
Pharmaceuticals, Inc.
25,956
0.0
9,877
(1)
AdaptHealth Corp.
113,684
0 .1
12,135
(1)
Adaptive
Biotechnologies Corp.
38,953
0.0
1,633
(1)
Addus HomeCare
Corp.
168,754
0 .1
6,339
(1)
Adicet Bio, Inc.
14,897
0.0
22,379
(1)
ADMA Biologics, Inc.
147,701
0 .1
1,141
(1)
Aerovate Therapeutics,
Inc.
33,739
0.0
39,846
(1)
Agenus, Inc.
23,111
0.0
2,909
(1)
Agiliti, Inc.
29,439
0.0
5,799
(1)
Agios
Pharmaceuticals, Inc.
169,563
0 .1
6,312
(1)
Akero Therapeutics,
Inc.
159,441
0 .1
4,569
(1)
Aldeyra Therapeutics,
Inc.
14,941
0.0
6,777
(1)
Alector, Inc.
40,798
0.0
9,128
(1)
Alignment Healthcare,
Inc.
45,275
0.0
16,915
(1)
Alkermes PLC
457,889
0 .2
8,213
(1)
Allakos, Inc.
10,348
0.0
10,150
(1)
Allogene Therapeutics,
Inc.
45,371
0.0
9,534
(1)
Alphatec Holdings, Inc.
131,474
0 .1
3,817
(1)
Alpine Immune
Sciences, Inc.
151,306
0 .1
5,475
(1)
Altimmune, Inc.
55,736
0.0
2,825
(1)
ALX Oncology
Holdings, Inc.
31,499
0.0
26,858
(1)
American Well Corp.
- Class A
21,774
0.0
29,124
(1)
Amicus Therapeutics,
Inc.
343,081
0 .1
3,907
(1)
AMN Healthcare
Services, Inc.
244,227
0 .1
12,860
(1)
Amneal
Pharmaceuticals, Inc.
77,932
0.0
3,907
(1)
Amphastar
Pharmaceuticals, Inc.
171,556
0 .1
5,338
(1)
Amylyx
Pharmaceuticals, Inc.
15,160
0.0
2,047
(1)
AnaptysBio, Inc.
46,098
0.0
7,680
(1)(2)
Anavex Life Sciences
Corp.
39,091
0.0
4,059
(1)
AngioDynamics, Inc.
23,826
0.0
1,545
(1)
ANI Pharmaceuticals,
Inc.
106,806
0 .1
1,626
(1)
Anika Therapeutics,
Inc.
41,300
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
6,685
(1)
Annexon, Inc.
$ 47,931
0.0
4,168
(1)
Apogee Therapeutics,
Inc.
276,964
0 .1
4,485
(1)
Apollo Medical
Holdings, Inc.
188,325
0 .1
14,631
(1)
Arbutus Biopharma
Corp.
37,748
0.0
3,943
(1)
Arcellx, Inc.
274,236
0 .1
2,435
(1)
Arcturus Therapeutics
Holdings, Inc.
82,230
0.0
5,690
(1)
Arcus Biosciences, Inc.
107,427
0 .1
8,274
(1)
Arcutis
Biotherapeutics, Inc.
81,995
0.0
23,694
(1)
Ardelyx, Inc.
172,966
0 .1
700
(1)
ArriVent Biopharma,
Inc.
12,502
0.0
11,925
(1)
Arrowhead
Pharmaceuticals, Inc.
341,055
0 .1
2,227
(1)
ARS Pharmaceuticals,
Inc.
22,760
0.0
4,136
(1)
Artivion, Inc.
87,518
0.0
5,045
(1)
Arvinas, Inc.
208,258
0 .1
8,086
(1)
Assertio Holdings, Inc.
7,757
0.0
4,922
(1)
Astria Therapeutics,
Inc.
69,277
0.0
9,319
(1)
Atara Biotherapeutics,
Inc.
6,467
0.0
8,896
(1)
Atea Pharmaceuticals,
Inc.
35,940
0.0
4,801
(1)
AtriCure, Inc.
146,046
0 .1
145
Atrion Corp.
67,215
0.0
2,763
(1)
Aura Biosciences, Inc.
21,690
0.0
14,044
(1)
Aurinia
Pharmaceuticals, Inc.
70,360
0.0
4,857
(1)
Avanos Medical, Inc.
96,703
0.0
5,050
(1)
Aveanna Healthcare
Holdings, Inc.
12,574
0.0
6,585
(1)
Avid Bioservices, Inc.
44,120
0.0
7,664
(1)
Avidity Biosciences,
Inc.
195,585
0 .1
2,652
(1)
Avita Medical, Inc.
42,512
0.0
4,311
(1)
Axogen, Inc.
34,790
0.0
5,024
(1)
Axonics, Inc.
346,505
0 .1
3,663
(1)
Axsome Therapeutics,
Inc.
292,307
0 .1
7,454
(1)
Beam Therapeutics,
Inc.
246,280
0 .1
3,733
(1)
BioAtla, Inc.
12,842
0.0
19,897
(1)
BioCryst
Pharmaceuticals, Inc.
101,077
0.0
7,022
(1)
Biohaven Ltd.
384,033
0 .2
3,683
(1)
BioLife Solutions, Inc.
68,320
0.0
2,074
(1)(2)
Biomea Fusion, Inc.
31,006
0.0
2,197
(1)
Bioxcel Therapeutics,
Inc.
6,196
0.0
18,715
(1)
Bluebird Bio, Inc.
23,955
0.0
6,236
(1)
Blueprint Medicines
Corp.
591,547
0 .2
11,742
(1)
Bridgebio Pharma, Inc.
363,063
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
4,063
(1)
BrightSpring Health
Services, Inc.
$ 44,165
0.0
19,551
(1)
Brookdale Senior
Living, Inc.
129,232
0 .1
12,416
(1)
Butterfly Network, Inc.
13,409
0.0
3,565
(1)
Cabaletta Bio, Inc.
60,819
0.0
5,463
(1)
CareDx, Inc.
57,853
0.0
2,089
(1)
Cargo Therapeutics,
Inc.
46,626
0.0
8,602
(1)
Caribou Biosciences,
Inc.
44,214
0.0
3,275
(1)(2)
Carisma Therapeutics,
Inc.
7,434
0.0
18,730
(1)(3)(4)
Cartesian
Therapeutics, Inc. CVR
3,371
0.0
4,128
(1)
Cassava Sciences,
Inc.
83,757
0.0
2,648
(1)
Castle Biosciences,
Inc.
58,653
0.0
10,584
(1)
Catalyst
Pharmaceuticals, Inc.
168,709
0 .1
1,998
(1)
Celcuity, Inc.
43,157
0.0
6,134
(1)
Celldex Therapeutics,
Inc.
257,444
0 .1
2,881
(1)
Century Therapeutics,
Inc.
12,043
0.0
7,140
(1)
Cerevel Therapeutics
Holdings, Inc.
301,808
0 .1
19,121
(1)
Cerus Corp.
36,139
0.0
2,169
(1)
CG oncology, Inc.
95,219
0.0
15,669
(1)
Citius
Pharmaceuticals, Inc.
14,060
0.0
2,259
(1)
ClearPoint Neuro, Inc.
15,361
0.0
6,999
(1)
Codexis, Inc.
24,427
0.0
8,782
(1)
Cogent Biosciences,
Inc.
59,015
0.0
9,714
(1)
Coherus Biosciences,
Inc.
23,216
0.0
3,400
(1)
Collegium
Pharmaceutical, Inc.
131,988
0 .1
13,085
(1)
Community Health
Systems, Inc.
45,798
0.0
8,989
(1)
Compass
Therapeutics, Inc.
17,798
0.0
1,310
(1)
Computer Programs
and Systems, Inc.
12,078
0.0
3,100
CONMED Corp.
248,248
0 .1
8,278
(1)
Corcept Therapeutics,
Inc.
208,523
0 .1
5,575
(1)(2)
CorMedix, Inc.
23,638
0.0
902
(1)
CorVel Corp.
237,190
0 .1
6,729
(1)
Crinetics
Pharmaceuticals, Inc.
314,984
0 .1
3,527
(1)
Cross Country
Healthcare, Inc.
66,025
0.0
4,571
(1)
CryoPort, Inc.
80,907
0.0
4,394
(1)
Cue Biopharma, Inc.
8,305
0.0
2,771
(1)
Cullinan Oncology, Inc.
47,218
0.0
1,156
(1)
CVRx, Inc.
21,051
0.0
12,747
(1)
Cytek Biosciences, Inc.
85,532
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
9,598
(1)
Cytokinetics, Inc.
$ 672,916
0 .3
6,578
(1)
Day One
Biopharmaceuticals,
Inc.
108,669
0 .1
5,726
(1)
Deciphera
Pharmaceuticals, Inc.
90,070
0.0
4,880
(1)
Definitive Healthcare
Corp.
39,382
0.0
12,135
(1)
Denali Therapeutics,
Inc.
249,010
0 .1
949
(1)
Disc Medicine, Inc.
59,085
0.0
8,271
(1)
DocGo, Inc.
33,415
0.0
13,242
(1)
Dynavax Technologies
Corp.
164,333
0 .1
5,924
(1)
Dyne Therapeutics,
Inc.
168,182
0 .1
5,707
(1)
Edgewise
Therapeutics, Inc.
104,096
0 .1
8,669
(1)
Editas Medicine, Inc.
64,324
0.0
5,886
Embecta Corp.
78,107
0.0
6,066
(1)(2)
Emergent
BioSolutions, Inc.
15,347
0.0
2,053
(1)
Enanta
Pharmaceuticals, Inc.
35,845
0.0
5,201
(1)
Enhabit, Inc.
60,592
0.0
2,568
(1)
Enliven Therapeutics,
Inc.
45,171
0.0
5,529
Ensign Group, Inc.
687,918
0 .3
2,307
(1)
Entrada Therapeutics,
Inc.
32,690
0.0
8,086
(1)
Erasca, Inc.
16,657
0.0
11,249
(1)
Evolent Health, Inc.
- Class A
368,855
0 .1
4,463
(1)
Evolus, Inc.
62,482
0.0
3,700
(1)
EyePoint
Pharmaceuticals, Inc.
76,479
0.0
8,901
(1)
Fate Therapeutics, Inc.
65,333
0.0
1,958
(1)
Fennec
Pharmaceuticals, Inc.
21,773
0.0
9,247
(1)
FibroGen, Inc.
21,730
0.0
2,455
(1)
Foghorn Therapeutics,
Inc.
16,473
0.0
2,224
(1)
Fulgent Genetics, Inc.
48,261
0.0
1,841
(1)
Genelux Corp.
11,838
0.0
4,562
(1)
Generation Bio Co.
18,567
0.0
54,272
(1)
Geron Corp.
179,098
0 .1
4,824
(1)
Glaukos Corp.
454,855
0 .2
8,717
(1)
Gritstone bio, Inc.
22,403
0.0
11,603
(1)
Guardant Health, Inc.
239,370
0 .1
5,054
(1)
Haemonetics Corp.
431,359
0 .2
13,290
(1)
Halozyme
Therapeutics, Inc.
540,637
0 .2
3,380
(1)
Harmony Biosciences
Holdings, Inc.
113,500
0 .1
3,155
(1)
Harrow, Inc.
41,741
0.0
4,555
(1)
Harvard Bioscience,
Inc.
19,313
0.0
6,069
(1)
Health Catalyst, Inc.
45,700
0.0
8,638
(1)
HealthEquity, Inc.
705,120
0 .3
2,704
HealthStream, Inc.
72,089
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
10,500
(1)
Heron Therapeutics,
Inc.
$ 29,085
0.0
2,829
(1)
HilleVax, Inc.
47,046
0.0
12,618
(1)
Hims & Hers Health,
Inc.
195,200
0 .1
6,575
(1)
Humacyte, Inc.
20,448
0.0
6,434
(1)
Ideaya Biosciences,
Inc.
282,324
0 .1
1,236
(1)
IGM Biosciences, Inc.
11,927
0.0
2,078
(1)
Immuneering Corp.
- Class A
6,005
0.0
13,726
(1)(2)
ImmunityBio, Inc.
73,709
0.0
5,549
(1)
Immunovant, Inc.
179,288
0 .1
5,434
(1)
Inari Medical, Inc.
260,723
0 .1
1,899
(1)
InfuSystem Holdings,
Inc.
16,274
0.0
3,559
(1)
Inhibrx, Inc.
124,423
0 .1
7,891
(1)
Inmode Ltd.
170,525
0 .1
1,840
(1)
Innovage Holding
Corp.
8,170
0.0
6,289
(1)
Innoviva, Inc.
95,844
0.0
2,149
(1)
Inogen, Inc.
17,342
0.0
5,128
(1)
Inozyme Pharma, Inc.
39,280
0.0
14,165
(1)
Insmed, Inc.
384,296
0 .2
3,359
(1)
Integer Holdings Corp.
391,928
0 .2
9,011
(1)
Intellia Therapeutics,
Inc.
247,893
0 .1
9,607
(1)
Intra-Cellular
Therapies, Inc.
664,804
0 .3
23,983
(1)
Iovance
Biotherapeutics, Inc.
355,428
0 .1
841
iRadimed Corp.
36,996
0.0
3,123
(1)
iRhythm Technologies,
Inc.
362,268
0 .1
14,322
(1)
Ironwood
Pharmaceuticals, Inc.
124,745
0 .1
2,682
(1)
iTeos Therapeutics,
Inc.
36,582
0.0
1,701
(1)
Janux Therapeutics,
Inc.
64,043
0.0
1,381
(1)
Joint Corp.
18,036
0.0
3,362
(1)
KalVista
Pharmaceuticals, Inc.
39,873
0.0
10,617
(1)
Karyopharm
Therapeutics, Inc.
16,032
0.0
2,496
(1)
Keros Therapeutics,
Inc.
165,235
0 .1
3,373
(1)
Kiniksa
Pharmaceuticals Ltd.
- Class A
66,549
0.0
3,105
(1)
Kodiak Sciences, Inc.
16,332
0.0
2,222
(1)
Krystal Biotech, Inc.
395,360
0 .2
7,315
(1)
Kura Oncology, Inc.
156,029
0 .1
4,030
(1)
Kymera Therapeutics,
Inc.
162,006
0 .1
6,931
(1)
Lantheus Holdings,
Inc.
431,385
0 .2
2,612
(1)
Larimar Therapeutics,
Inc.
19,825
0.0
2,054
LeMaitre Vascular, Inc.
136,303
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
948
(1)
Lexeo Therapeutics,
Inc.
$ 14,865
0.0
8,861
(1)
Lexicon
Pharmaceuticals, Inc.
21,266
0.0
11,430
(1)
LifeStance Health
Group, Inc.
70,523
0.0
1,769
(1)
Ligand
Pharmaceuticals, Inc.
129,314
0 .1
12,564
(1)(2)
Lineage Cell
Therapeutics, Inc.
18,595
0.0
5,069
(1)
Liquidia Corp.
74,768
0.0
5,545
(1)
LivaNova PLC
310,187
0 .1
2,391
(1)
Longboard
Pharmaceuticals, Inc.
51,646
0.0
18,400
(1)
Lyell Immunopharma,
Inc.
41,032
0.0
6,326
(1)
MacroGenics, Inc.
93,119
0.0
1,516
(1)
Madrigal
Pharmaceuticals, Inc.
404,833
0 .2
27,667
(1)
MannKind Corp.
125,332
0 .1
5,502
(1)
Marinus
Pharmaceuticals, Inc.
49,738
0.0
9,358
(1)
MaxCyte, Inc.
39,210
0.0
3,345
(1)
MeiraGTx Holdings
PLC
20,304
0.0
5,726
(1)
Merit Medical Systems,
Inc.
433,745
0 .2
11,686
(1)
Mersana Therapeutics,
Inc.
52,353
0.0
564  Mesa Laboratories,
Inc.
61,888
0.0
12,157
(1)
MiMedx Group, Inc.
93,609
0.0
2,026
(1)
Mineralys
Therapeutics, Inc.
26,156
0.0
2,630
(1)
Mirum
Pharmaceuticals, Inc.
66,066
0.0
1,370
(1)
ModivCare, Inc.
32,127
0.0
2,917
(1)
Monte Rosa
Therapeutics, Inc.
20,565
0.0
3,809
(1)
Morphic Holding, Inc.
134,077
0 .1
41,957
(1)
Multiplan Corp.
34,036
0.0
8,456
(1)
Myriad Genetics, Inc.
180,282
0 .1
4,974
(1)(2)
Nano-X Imaging Ltd.
48,596
0.0
1,306  National HealthCare
Corp.
123,430
0 .1
1,595  National Research
Corp.
63,178
0.0
4,921
(1)
Nautilus Biotechnology,
Inc.
14,468
0.0
22,127
(1)
Neogen Corp.
349,164
0 .1
13,111
(1)
NeoGenomics, Inc.
206,105
0 .1
1,513
(1)(2)
Neumora
Therapeutics, Inc.
20,804
0.0
3,712
(1)
Nevro Corp.
53,601
0.0
2,985
(1)
Nkarta, Inc.
32,268
0.0
10,976
(1)
Novavax, Inc.
52,465
0.0
5,020
(1)
Nurix Therapeutics,
Inc.
73,794
0.0
2,724
(1)
Nuvalent, Inc. - Class A
204,545
0 .1
15,754
(1)
Nuvation Bio, Inc.
57,345
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
11,533
(1)
Ocular Therapeutix,
Inc.
$ 104,950
0 .1
2,835
(1)
Olema
Pharmaceuticals, Inc.
32,092
0.0
3,681
(1)
Omega Therapeutics,
Inc.
13,436
0.0
6,013
(1)
Omeros Corp.
20,745
0.0
10,291
(1)
OmniAb, Inc.
55,777
0.0
4,659
(1)
Omnicell, Inc.
136,183
0 .1
42,844
(1)(2)
OPKO Health, Inc.
51,413
0.0
1,654
(1)
OptimizeRx Corp.
20,096
0.0
7,205
(1)
Optinose, Inc.
10,519
0.0
17,095
(1)
Option Care Health,
Inc.
573,366
0 .2
7,627
(1)
OraSure Technologies,
Inc.
46,906
0.0
1,459
(1)
Orchestra BioMed
Holdings, Inc.
7,689
0.0
7,155
(1)
Organogenesis
Holdings, Inc.
20,320
0.0
4,207
(1)
ORIC
Pharmaceuticals, Inc.
57,846
0.0
3,691
(1)
Orthofix Medical, Inc.
53,593
0.0
1,707
(1)
OrthoPediatrics Corp.
49,776
0.0
1,213
(1)
Outlook Therapeutics,
Inc.
14,483
0.0
4,727
(1)
Outset Medical, Inc.
10,494
0.0
6,792
(1)
Ovid therapeutics, Inc.
20,716
0.0
7,656
(1)
Owens & Minor, Inc.
212,148
0 .1
25,888
(1)
Pacific Biosciences of
California, Inc.
97,080
0.0
4,741
(1)
Pacira BioSciences,
Inc.
138,532
0 .1
4,736
(1)
Paragon 28, Inc.
58,490
0.0
8,499
Patterson Cos., Inc.
234,997
0 .1
2,571
(1)
PDS Biotechnology
Corp.
10,181
0.0
8,828
(1)
Pediatrix Medical
Group, Inc.
88,545
0.0
3,222
(1)
Pennant Group, Inc.
63,248
0.0
971
(1)
PepGen, Inc.
14,274
0.0
2,972
(1)
PetIQ, Inc.
54,328
0.0
3,290
(1)(2)
Phathom
Pharmaceuticals, Inc.
34,940
0.0
2,206  Phibro Animal Health
Corp. - Class A
28,524
0.0
5,482
(1)
Phreesia, Inc.
131,184
0 .1
6,097
(1)
Pliant Therapeutics,
Inc.
90,845
0.0
3,591
(1)
PMV Pharmaceuticals,
Inc.
6,105
0.0
6,986
(1)
Poseida Therapeutics,
Inc.
22,285
0.0
14,031
(1)
Precigen, Inc.
20,345
0.0
5,135
(1)
Prestige Consumer
Healthcare, Inc.
372,596
0 .1
4,135
(1)
Prime Medicine, Inc.
28,945
0.0
11,611
(1)
Privia Health Group,
Inc.
227,459
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
4,153
(1)
PROCEPT
BioRobotics Corp.
$ 205,241
0 .1
8,147
(1)
Progyny, Inc.
310,808
0 .1
5,727
(1)
ProKidney Corp.
9,392
0.0
5,915
(1)
Protagonist
Therapeutics, Inc.
171,121
0 .1
8,809
(1)
Protalix
BioTherapeutics, Inc.
11,099
0.0
4,378
(1)
Prothena Corp. PLC
108,443
0 .1
7,429
(1)
PTC Therapeutics, Inc.
216,110
0 .1
3,983
(1)
Pulmonx Corp.
36,922
0.0
1,524
(1)
Pulse Biosciences, Inc.
13,274
0.0
3,715
(1)
Quanterix Corp.
87,525
0.0
9,998
(1)
Quantum-Si, Inc.
19,696
0.0
4,197
(1)
Quipt Home Medical
Corp.
18,341
0.0
6,153
(1)
RadNet, Inc.
299,405
0 .1
3,125
(1)
RAPT Therapeutics,
Inc.
28,063
0.0
14,044
(1)
Recursion
Pharmaceuticals, Inc.
- Class A
140,019
0 .1
4,367
(1)
REGENXBIO, Inc.
92,013
0.0
9,554
(1)
Relay Therapeutics,
Inc.
79,298
0.0
5,181
(1)
Replimune Group, Inc.
42,329
0.0
9,279
(1)
Revance Therapeutics,
Inc.
45,653
0.0
14,377
(1)
Revolution Medicines,
Inc.
463,371
0 .2
5,286
(1)
Rhythm
Pharmaceuticals, Inc.
229,042
0 .1
18,125
(1)
Rigel Pharmaceuticals,
Inc.
26,825
0.0
6,449
(1)
Rocket
Pharmaceuticals, Inc.
173,736
0 .1
2,937
(1)
RxSight, Inc.
151,490
0 .1
5,477
(1)
Sage Therapeutics,
Inc.
102,639
0.0
3,008
(1)
Sagimet Biosciences,
Inc. - Class A
16,303
0.0
10,089
(1)
Sana Biotechnology,
Inc.
100,890
0.0
385
(1)
Sanara Medtech, Inc.
14,245
0.0
16,659
(1)
Sangamo
Therapeutics, Inc.
11,165
0.0
9,738
(1)
Savara, Inc.
48,495
0.0
5,792
(1)
Scholar Rock Holding
Corp.
102,866
0 .1
5,594
(1)
Schrodinger, Inc./
United States
151,038
0 .1
2,666
(1)
scPharmaceuticals,
Inc.
13,383
0.0
7,205
(1)
Seer, Inc.
13,690
0.0
10,623  Select Medical
Holdings Corp.
320,283
0 .1
14,930
(1)
Selecta Biosciences,
Inc.
9,705
0.0
483
(1)
Semler Scientific, Inc.
14,108
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
9,045
(1)
Seres Therapeutics,
Inc.
$ 7,002
0.0
33,757
(1)
Sharecare, Inc.
25,908
0.0
4,201
(1)
SI-BONE, Inc.
68,770
0.0
5,005
(2)
SIGA Technologies,
Inc.
42,843
0.0
2,947
(1)
Sight Sciences, Inc.
15,560
0.0
4,045
(1)
Silk Road Medical, Inc.
74,104
0.0
1,726
Simulations Plus, Inc.
71,025
0.0
6,888
(1)
SpringWorks
Therapeutics, Inc.
339,027
0 .1
5,011
(1)
STAAR Surgical Co.
191,821
0 .1
2,396
(1)
Stoke Therapeutics,
Inc.
32,346
0.0
12,267
(1)
Summit Therapeutics,
Inc.
50,785
0.0
5,176
(1)
Supernus
Pharmaceuticals, Inc.
176,553
0 .1
7,747
(1)
Surgery Partners, Inc.
231,093
0 .1
1,471
(1)
Surmodics, Inc.
43,159
0.0
6,371
(1)
Sutro Biopharma, Inc.
35,996
0.0
7,356
(1)
Syndax
Pharmaceuticals, Inc.
175,073
0 .1
2,419
(1)
Tactile Systems
Technology, Inc.
39,309
0.0
4,718
(1)(2)
Tango Therapeutics,
Inc.
37,461
0.0
932
(1)
Taro Pharmaceutical
Industries Ltd.
39,461
0.0
3,012
(1)
Tarsus
Pharmaceuticals, Inc.
109,486
0 .1
4,567
(1)
Tenaya Therapeutics,
Inc.
23,885
0.0
4,598
(1)
Terns Pharmaceuticals,
Inc.
30,163
0.0
14,196
(1)
TG Therapeutics, Inc.
215,921
0 .1
5,824
(1)
Theravance
Biopharma, Inc.
52,241
0.0
2,076
(1)
Third Harmonic Bio,
Inc.
19,597
0.0
3,253
(1)
TransMedics Group,
Inc.
240,527
0 .1
7,725
(1)
Travere Therapeutics,
Inc.
59,560
0.0
4,770
(1)
Treace Medical
Concepts, Inc.
62,249
0.0
4,152
(1)
Trevi Therapeutics,
Inc.
14,324
0.0
5,816
(1)
Twist Bioscience Corp.
199,547
0 .1
1,471
(1)
Tyra Biosciences, Inc.
24,124
0.0
730
(1)
UFP Technologies, Inc.
184,106
0 .1
2,901
(1)
UroGen Pharma Ltd.
43,515
0.0
1,541  US Physical Therapy,
Inc.
173,933
0 .1
401  Utah Medical Products,
Inc.
28,515
0.0
5,925
(1)
Vanda
Pharmaceuticals, Inc.
24,352
0.0
4,093
(1)
Varex Imaging Corp.
74,083
0.0
10,742
(1)
Vaxcyte, Inc.
733,786
0 .3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
4,598
(1)
Ventyx Biosciences,
Inc.
$ 25,289
0.0
4,033
(1)
Vera Therapeutics, Inc.
173,903
0 .1
7,425
(1)
Veracyte, Inc.
164,538
0 .1
4,909
(1)
Vericel Corp.
255,366
0 .1
1,848
(1)(2)
Verrica
Pharmaceuticals, Inc.
10,940
0.0
6,476
(1)
Verve Therapeutics,
Inc.
86,001
0.0
3,978
(1)
Viemed Healthcare,
Inc.
37,513
0.0
2,036
(1)
Vigil Neuroscience,
Inc.
6,943
0.0
10,441
(1)
Viking Therapeutics,
Inc.
856,162
0 .3
8,892
(1)
Vir Biotechnology, Inc.
90,076
0.0
4,667
(1)
Viridian Therapeutics,
Inc.
81,719
0.0
4,818
(1)
Vor BioPharma, Inc.
11,419
0.0
3,172
(1)
Voyager Therapeutics,
Inc.
29,531
0.0
7,101
(1)
WaVe Life Sciences
Ltd.
43,813
0.0
10,081
(1)
X4 Pharmaceuticals,
Inc.
14,013
0.0
6,048
(1)
Xencor, Inc.
133,842
0 .1
14,124
(1)
Xeris Biopharma
Holdings, Inc.
31,214
0.0
729
(1)
XOMA Corp.
17,532
0.0
3,891
(1)
Y-mAbs Therapeutics,
Inc.
63,268
0.0
6,109
(1)
Zentalis
Pharmaceuticals, Inc.
96,278
0.0
3,640
(1)
Zevra Therapeutics,
Inc.
21,112
0.0
2,732
(1)
Zimvie, Inc.
45,051
0.0
2,400
(1)(2)
Zura Bio Ltd.
6,168
0.0
5,779
(1)
Zymeworks, Inc.
60,795
0.0
1,891
(1)(2)
Zynex, Inc.
23,392
0.0
41,696,027
14 .9
Industrials : 16 .6%
5,677
(1)
374Water, Inc.
7,153
0.0
13,835
(1)
3D Systems Corp.
61,427
0.0
6,874
AAON, Inc.
605,599
0 .2
3,466
(1)
AAR Corp.
207,509
0 .1
6,329
ABM Industries, Inc.
282,400
0 .1
10,263
ACCO Brands Corp.
57,575
0.0
13,025
(1)
ACV Auctions, Inc.
- Class A
244,479
0 .1
2,665
(1)
AeroVironment, Inc.
408,491
0 .2
2,570
(1)
AerSale Corp.
18,453
0.0
5,433
(1)
Air Transport Services
Group, Inc.
74,758
0.0
1,022
Alamo Group, Inc.
233,353
0 .1
3,186  Albany International
Corp. - Class A
297,923
0 .1
41,991
(1)
Alight, Inc. - Class A
413,611
0 .2
1,640
Allegiant Travel Co.
123,344
0 .1
1,494
Allient, Inc.
53,306
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
2,551  Alta Equipment Group,
Inc.
$ 33,035
0.0
3,403
(1)
Ameresco, Inc. - Class
A
82,114
0.0
1,655
(1)
American Woodmark
Corp.
168,247
0 .1
21,130
(1)
API Group Corp.
829,775
0 .3
2,260  Apogee Enterprises,
Inc.
133,792
0 .1
3,893  Applied Industrial
Technologies, Inc.
769,062
0 .3
2,422
ArcBest Corp.
345,135
0 .1
15,841
(1)(2)
Archer Aviation, Inc.
- Class A
73,185
0.0
4,920
Arcosa, Inc.
422,431
0 .2
1,432
Argan, Inc.
72,373
0.0
3,210  Aris Water Solutions,
Inc. - Class A
45,422
0.0
15,498
(1)
Array Technologies,
Inc.
231,075
0 .1
4,694
(1)
ASGN, Inc.
491,743
0 .2
2,406
Astec Industries, Inc.
105,166
0.0
2,887
(1)
Astronics Corp.
54,969
0.0
2,237
(1)
Asure Software, Inc.
17,404
0.0
3,764
Atkore, Inc.
716,515
0 .3
2,563
AZZ, Inc.
198,146
0 .1
7,549
(1)
Babcock & Wilcox
Enterprises, Inc.
8,530
0.0
4,992
Barnes Group, Inc.
185,453
0 .1
729  Barrett Business
Services, Inc.
92,379
0.0
6,386
(1)
Beacon Roofing
Supply, Inc.
625,956
0 .2
11,034
(1)
BlackSky Technology,
Inc.
15,006
0.0
5,647
(1)
Blade Air Mobility, Inc.
16,094
0.0
4,759
(1)(2)
Blink Charging Co.
14,325
0.0
19,697
(1)
Bloom Energy Corp.
- Class A
221,394
0 .1
2,639
(1)
Blue Bird Corp.
101,179
0.0
891
(1)
BlueLinx Holdings, Inc.
116,044
0 .1
4,049
Boise Cascade Co.
620,995
0 .2
1,218
(1)
Bowman Consulting
Group Ltd.
42,374
0.0
4,320
(1)
BrightView Holdings,
Inc.
51,408
0.0
4,520
Brink's Co.
417,558
0 .2
3,091  Brookfield Business
Corp. - Class A
74,617
0.0
2,072
Cadre Holdings, Inc.
75,006
0.0
5,678
(1)
Casella Waste
Systems, Inc. - Class A
561,384
0 .2
4,878
(1)
CBIZ, Inc.
382,923
0 .1
3,112
(1)
CECO Environmental
Corp.
71,638
0.0
4,384
(1)
Chart Industries, Inc.
722,133
0 .3
1,861
(1)
Cimpress PLC
164,717
0 .1
2,981  Columbus McKinnon
Corp.
133,042
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
3,594  Comfort Systems USA,
Inc.
$ 1,141,850
0 .4
3,510
(1)
Commercial Vehicle
Group, Inc.
22,569
0.0
3,102
(1)
Concrete Pumping
Holdings, Inc.
24,506
0.0
18,753
(1)
Conduent, Inc.
63,385
0.0
4,151
(1)
Construction Partners,
Inc. - Class A
233,079
0 .1
11,800
(1)
CoreCivic, Inc.
184,198
0 .1
5,292
Costamare, Inc.
60,064
0.0
992  Covenant Logistics
Group, Inc.
45,989
0.0
735
CRA International, Inc.
109,941
0.0
1,567
CSW Industrials, Inc.
367,618
0 .1
6,570
(1)
Custom Truck One
Source, Inc.
38,237
0.0
4,308
(1)
Daseke, Inc.
35,756
0.0
4,678
Deluxe Corp.
96,320
0.0
27,722
(1)
Desktop Metal, Inc.
- Class A
24,395
0.0
1,148
(1)
Distribution Solutions
Group, Inc.
40,731
0.0
2,477  Douglas Dynamics,
Inc.
59,745
0.0
1,456
(1)
Ducommun, Inc.
74,693
0.0
1,432
(1)
DXP Enterprises, Inc.
76,941
0.0
2,910
(1)
Dycom Industries, Inc.
417,672
0 .2
1,039  Eagle Bulk Shipping,
Inc.
64,906
0.0
1,526
Encore Wire Corp.
401,002
0 .2
5,854
(1)
Energy Recovery, Inc.
92,435
0.0
9,734
(1)
Energy Vault Holdings,
Inc.
17,424
0.0
5,677  Enerpac Tool Group
Corp.
202,442
0 .1
4,127
EnerSys
389,836
0 .1
2,937
Ennis, Inc.
60,238
0.0
14,285
(1)(2)
Enovix Corp.
114,423
0 .1
2,136
EnPro Industries, Inc.
360,493
0 .1
8,463
(1)
Enviri Corp.
77,437
0.0
14,369
(1)
Eos Energy
Enterprises, Inc.
14,800
0.0
2,625  ESCO Technologies,
Inc.
281,006
0 .1
7,704
(1)
ESS Tech, Inc.
5,572
0.0
2,328
(1)
Eve Holding, Inc.
12,571
0.0
639
EVI Industries, Inc.
15,911
0.0
5,172
Exponent, Inc.
427,673
0 .2
6,054
Federal Signal Corp.
513,803
0 .2
5,830
First Advantage Corp.
94,563
0.0
4,918
(1)
FiscalNote Holdings,
Inc.
6,541
0.0
6,030
(1)
Fluence Energy, Inc.
104,560
0.0
14,485
(1)
Fluor Corp.
612,426
0 .2
1,374
(1)
Forrester Research,
Inc.
29,623
0.0
2,593
Forward Air Corp.
80,668
0.0
1,298
(1)
Franklin Covey Co.
50,960
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
4,641  Franklin Electric Co.,
Inc.
$ 495,705
0 .2
3,704
(1)
Frontier Group
Holdings, Inc.
30,039
0.0
10,132
FTAI Aviation Ltd.
681,884
0 .3
10,703  FTAI Infrastructure,
Inc.
67,215
0.0
48,425
(1)
FuelCell Energy, Inc.
57,626
0.0
3,611
GATX Corp.
483,982
0 .2
4,515  Genco Shipping &
Trading Ltd.
91,790
0.0
12,275
(1)
GEO Group, Inc.
173,323
0 .1
3,129
(1)
Gibraltar Industries,
Inc.
251,978
0 .1
1,459
Global Industrial Co.
65,334
0.0
4,060
(1)
GMS, Inc.
395,200
0 .2
12,809  Golden Ocean Group
Ltd.
166,005
0 .1
2,588
Gorman-Rupp Co.
102,355
0.0
19,764  GrafTech International
Ltd.
27,274
0.0
4,493  Granite Construction,
Inc.
256,685
0 .1
7,013
(1)
Great Lakes Dredge &
Dock Corp.
61,364
0.0
3,125
Greenbrier Cos., Inc.
162,813
0 .1
3,994
Griffon Corp.
292,920
0 .1
3,323  H&E Equipment
Services, Inc.
213,270
0 .1
5,311
(1)
Hawaiian Holdings,
Inc.
70,796
0.0
7,758
(1)
Healthcare Services
Group, Inc.
96,820
0.0
5,193  Heartland Express,
Inc.
62,004
0.0
2,227  Heidrick & Struggles
International, Inc.
74,961
0.0
3,422  Helios Technologies,
Inc.
152,929
0 .1
2,884
Herc Holdings, Inc.
485,377
0 .2
7,159
Hillenbrand, Inc.
360,026
0 .1
20,405
(1)
Hillman Solutions
Corp.
217,109
0 .1
1,832
Himalaya Shipping Ltd.
14,125
0.0
4,689
HNI Corp.
211,615
0 .1
6,398  Hub Group, Inc.
- Class A
276,522
0 .1
4,851
(1)
Hudson Technologies,
Inc.
53,410
0.0
1,928
(1)
Huron Consulting
Group, Inc.
186,283
0 .1
14,415
(1)
Hyliion Holdings Corp.
25,370
0.0
1,189  Hyster-Yale Materials
Handling, Inc.
76,298
0.0
1,058
(1)
IBEX Holdings Ltd.
16,325
0.0
1,931
ICF International, Inc.
290,867
0 .1
873
(1)
IES Holdings, Inc.
106,192
0.0
2,708
(1)
Innodata, Inc.
17,873
0.0
3,585
Insperity, Inc.
392,952
0 .1
2,070
Insteel Industries, Inc.
79,115
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
6,187
Interface, Inc.
$ 104,065
0.0
8,766
(1)
Janus International
Group, Inc.
132,630
0 .1
8,765
(1)
JELD-WEN Holding,
Inc.
186,081
0 .1
34,404
(1)
JetBlue Airways Corp.
255,278
0 .1
28,649
(1)(2)
Joby Aviation, Inc.
153,559
0 .1
3,244  John Bean
Technologies Corp.
340,263
0 .1
1,177
Kadant, Inc.
386,174
0 .1
2,875
Kaman Corp.
131,876
0 .1
3,281  Kelly Services, Inc.
- Class A
82,156
0.0
8,026
Kennametal, Inc.
200,168
0 .1
1,908
Kforce, Inc.
134,552
0 .1
5,301
Korn Ferry
348,594
0 .1
14,781
(1)
Kratos Defense &
Security Solutions, Inc.
271,675
0 .1
2,419
(1)(2)
LanzaTech Global, Inc.
7,487
0.0
12,222
(1)
Legalzoom.com, Inc.
163,042
0 .1
7,216
(1)
Leonardo DRS, Inc.
159,401
0 .1
16,974
(1)
Li-Cycle Holdings
Corp.
17,483
0.0
992
(1)
Limbach Holdings, Inc.
41,089
0.0
1,162
Lindsay Corp.
136,721
0 .1
2,536
(1)
Liquidity Services, Inc.
47,170
0.0
3,032
LSI Industries, Inc.
45,844
0.0
2,930
Luxfer Holdings PLC
30,384
0.0
3,823
(1)
Manitowoc Co., Inc.
54,057
0.0
6,213
Marten Transport Ltd.
114,816
0 .1
2,198
(1)
Masonite International
Corp.
288,927
0 .1
13,119
(1)
Masterbrand, Inc.
245,850
0 .1
3,556
Matson, Inc.
399,694
0 .2
3,191  Matthews International
Corp. - Class A
99,176
0.0
1,405
(1)
Mayville Engineering
Co., Inc.
20,134
0.0
2,489
McGrath RentCorp
307,068
0 .1
21,488
(1)
Microvast Holdings,
Inc.
17,986
0.0
1,274
Miller Industries, Inc.
63,827
0.0
7,513
MillerKnoll, Inc.
186,022
0 .1
2,953
(1)
Montrose
Environmental Group,
Inc.
115,669
0 .1
2,905
Moog, Inc. - Class A
463,783
0 .2
8,792
(1)
MRC Global, Inc.
110,515
0.0
11,347
Mueller Industries, Inc.
611,944
0 .2
15,754  Mueller Water
Products, Inc. - Class A
253,482
0 .1
1,686
(1)
MYR Group, Inc.
298,001
0 .1
613  National Presto
Industries, Inc.
51,369
0.0
12,807
(1)
Nextracker, Inc. - Class
A
720,650
0 .3
72,429
(1)
Nikola Corp.
75,326
0.0
1,141
(1)
Northwest Pipe Co.
39,570
0.0
11,077
(1)
NOW, Inc.
168,370
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
5,447
(1)(2)
NuScale Power Corp.
$ 28,924
0.0
1,459
(1)
NV5 Global, Inc.
142,997
0 .1
351
Omega Flex, Inc.
24,896
0.0
11,061
(1)
OPENLANE, Inc.
191,355
0 .1
4,058  Pangaea Logistics
Solutions Ltd.
28,284
0.0
2,250
Park Aerospace Corp.
37,418
0.0
948  Park-Ohio Holdings
Corp.
25,293
0.0
4,089
(1)
Parsons Corp.
339,183
0 .1
7,517
(1)
Performant Financial
Corp.
22,100
0.0
18,820
Pitney Bowes, Inc.
81,491
0.0
18,878
(1)
Planet Labs PBC
48,139
0.0
961
Powell Industries, Inc.
136,750
0 .1
282  Preformed Line
Products Co.
36,285
0.0
5,466  Primoris Services
Corp.
232,688
0 .1
2,705
(1)
Proto Labs, Inc.
96,704
0.0
3,356
Quad/Graphics, Inc.
17,820
0.0
3,530  Quanex Building
Products Corp.
135,658
0 .1
4,402
(1)
Radiant Logistics, Inc.
23,859
0.0
14,959
(1)
Resideo Technologies,
Inc.
335,381
0 .1
3,683  Resources Connection,
Inc.
48,468
0.0
3,305
REV Group, Inc.
73,007
0.0
28,726
(1)(2)
Rocket Lab USA, Inc.
118,064
0 .1
7,044  Rush Enterprises, Inc.
- Class A
376,995
0 .1
35  Rush Enterprises, Inc.
- Class B
1,865
0.0
11,953
(1)
RXO, Inc.
261,412
0 .1
12,581
(1)
SES AI Corp.
21,136
0.0
17,515
(1)
Shoals Technologies
Group, Inc. - Class A
195,818
0 .1
3,613
Shyft Group, Inc.
44,874
0.0
4,358  Simpson
Manufacturing Co., Inc.
894,174
0 .3
4,108
(1)
SkyWest, Inc.
283,781
0 .1
6,070
(1)
SKYX Platforms Corp.
7,952
0.0
1,863
(1)
SP Plus Corp.
97,286
0.0
11,354
(2)
Spirit Airlines, Inc.
54,953
0.0
4,493
(1)
SPX Technologies, Inc.
553,223
0 .2
1,220  Standex International
Corp.
222,308
0 .1
9,478  Steelcase, Inc. - Class
A
123,972
0 .1
15,233
(1)(2)
Stem, Inc.
33,360
0.0
3,295
(1)
Sterling Check Corp.
52,984
0.0
3,063
(1)
Sterling Infrastructure,
Inc.
337,880
0 .1
4,082
(1)
Sun Country Airlines
Holdings, Inc.
61,597
0.0
8,804
(1)
SunPower Corp.
26,412
0.0
1,884
Tennant Co.
229,113
0 .1
6,729
Terex Corp.
433,348
0 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
9,012
(1)
Terran Orbital Corp.
$ 11,806
0.0
3,551
(1)
Thermon Group
Holdings, Inc.
116,189
0 .1
5,551
(1)
Titan International, Inc.
69,166
0.0
2,278
(1)
Titan Machinery, Inc.
56,517
0.0
3,364
(1)
TPI Composites, Inc.
9,789
0.0
880
(1)
Transcat, Inc.
98,058
0.0
3,263
TriNet Group, Inc.
432,315
0 .2
8,370
Trinity Industries, Inc.
233,105
0 .1
6,704
(1)
Triumph Group, Inc.
100,828
0.0
3,310
(1)
TrueBlue, Inc.
41,441
0.0
2,107
TTEC Holdings, Inc.
21,850
0.0
4,558
(1)
Tutor Perini Corp.
65,909
0.0
6,059
UFP Industries, Inc.
745,318
0 .3
1,525
UniFirst Corp.
264,481
0 .1
12,826
(1)
Upwork, Inc.
157,247
0 .1
1,301
(1)
V2X, Inc.
60,770
0.0
13,939
(1)
Verra Mobility Corp.
348,057
0 .1
2,233
(1)
Viad Corp.
88,181
0.0
2,311
(1)
Vicor Corp.
88,373
0.0
34,322
(1)(2)
Virgin Galactic
Holdings, Inc.
50,797
0.0
1,404
VSE Corp.
112,320
0.0
4,738
Wabash National Corp.
141,856
0 .1
2,755  Watts Water
Technologies, Inc.
- Class A
585,575
0 .2
6,376  Werner Enterprises,
Inc.
249,429
0 .1
1,388
(1)
Willdan Group, Inc.
40,238
0.0
3,525
(1)
Xometry, Inc. - Class A
59,537
0.0
14,965  Zurn Elkay Water
Solutions Corp.
500,879
0 .2
46,457,024
16 .6
Information Technology : 15 .1%
12,386
(1)
8x8, Inc.
33,442
0.0
2,212
(1)
908 Devices, Inc.
16,701
0.0
7,425
A10 Networks, Inc.
101,648
0.0
10,981
(1)
ACI Worldwide, Inc.
364,679
0 .1
5,036
(1)
ACM Research, Inc.
- Class A
146,749
0 .1
11,182
Adeia, Inc.
122,107
0.0
8,300  ADTRAN Holdings,
Inc.
45,152
0.0
3,838  Advanced Energy
Industries, Inc.
391,399
0 .1
2,866
(1)
Aehr Test Systems
35,538
0.0
2,055
(1)
Agilysys, Inc.
173,154
0 .1
4,909
(1)
Alarm.com Holdings,
Inc.
355,755
0 .1
4,232
(1)
Alkami Technology,
Inc.
103,980
0.0
2,576
(1)
Alpha & Omega
Semiconductor Ltd.
56,775
0.0
5,547
(1)
Altair Engineering, Inc.
- Class A
477,874
0 .2
3,867
(1)
Ambarella, Inc.
196,328
0 .1
3,627  American Software,
Inc. - Class A
41,529
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
11,474
Amkor Technology, Inc.
$ 369,922
0 .1
7,154
(1)
Amplitude, Inc. - Class
A
77,836
0.0
1,956
(1)
Appfolio, Inc. - Class A
482,623
0 .2
4,263
(1)
Appian Corp. - Class A
170,307
0 .1
8,497
(1)(2)
Applied Digital Corp.
36,367
0.0
9,258
(1)
Arlo Technologies, Inc.
117,114
0.0
8,370
(1)
Asana, Inc. - Class A
129,651
0 .1
2,349
(1)
Atomera, Inc.
14,470
0.0
35,079
(1)
Aurora Innovation, Inc.
98,923
0.0
15,649
(1)
AvePoint, Inc.
123,940
0 .1
1,228
(1)
Aviat Networks, Inc.
47,082
0.0
3,319
(1)
Axcelis Technologies,
Inc.
370,135
0 .1
2,987
Badger Meter, Inc.
483,327
0 .2
1,107  Bel Fuse, Inc. - Class
B
66,763
0.0
4,254
Belden, Inc.
393,963
0 .1
3,740  Benchmark
Electronics, Inc.
112,237
0.0
5,326
(1)
BigBear.ai Holdings,
Inc.
10,918
0.0
7,329
(1)
BigCommerce
Holdings, Inc.
50,497
0.0
8,937
(1)(2)
Bit Digital, Inc.
25,649
0.0
4,430
(1)
Blackbaud, Inc.
328,440
0 .1
5,785
(1)
Blackline, Inc.
373,595
0 .1
14,185
(1)
Box, Inc. - Class A
401,719
0 .1
5,338
(1)
Braze, Inc. - Class A
236,473
0 .1
5,962
(1)
Brightcove, Inc.
11,566
0.0
8,278
(1)
C3.ai, Inc. - Class A
224,086
0 .1
5,983
(1)
Calix, Inc.
198,396
0 .1
4,246
(1)
Cerence, Inc.
66,875
0.0
2,562
(1)
CEVA, Inc.
58,183
0.0
3,564
(1)
Cipher Mining, Inc.
18,355
0.0
19,514
(1)
Cleanspark, Inc.
413,892
0 .2
8,408  Clear Secure, Inc.
- Class A
178,838
0 .1
1,366
(1)
Clearfield, Inc.
42,127
0.0
456  Climb Global
Solutions, Inc.
32,321
0.0
4,925
(1)
Cohu, Inc.
164,150
0 .1
22,009
(1)
CommScope Holding
Co., Inc.
28,832
0.0
4,477
(1)
CommVault Systems,
Inc.
454,102
0 .2
2,815
(1)
Comtech
Telecommunications
Corp.
9,655
0.0
2,096
(1)
Consensus Cloud
Solutions, Inc.
33,243
0.0
3,962
(1)
Corsair Gaming, Inc.
48,891
0.0
3,663
(1)
Couchbase, Inc.
96,374
0.0
11,768
(1)
Credo Technology
Group Holding Ltd.
249,364
0 .1
2,385
(1)
CS Disco, Inc.
19,390
0.0
3,043  CSG Systems
International, Inc.
156,836
0 .1
3,225
CTS Corp.
150,898
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
3,997
(1)
Daktronics, Inc.
$ 39,810
0.0
3,691
(1)
Digi International, Inc.
117,854
0.0
1,544
(1)
Digimarc Corp.
41,966
0.0
10,044
(1)
Digital Turbine, Inc.
26,315
0.0
6,296
(1)
DigitalOcean Holdings,
Inc.
240,381
0 .1
4,604
(1)
Diodes, Inc.
324,582
0 .1
3,349
(1)
Domo, Inc. - Class B
29,873
0.0
18,313
(1)
E2open Parent
Holdings, Inc.
81,310
0.0
6,403
(1)
Eastman Kodak Co.
31,695
0.0
3,908
(1)
Enfusion, Inc. - Class A
36,149
0.0
5,113
(1)
Envestnet, Inc.
296,094
0 .1
2,743
(1)
ePlus, Inc.
215,435
0 .1
4,164
(1)
Everbridge, Inc.
145,032
0 .1
2,693
(1)
EverCommerce, Inc.
25,368
0.0
6,697
EVERTEC, Inc.
267,210
0 .1
12,183
(1)
Evolv Technologies
Holdings, Inc.
54,214
0.0
16,489
(1)
ExlService Holdings,
Inc.
524,350
0 .2
6,650
(1)
Expensify, Inc. - Class
A
12,236
0.0
12,913
(1)
Extreme Networks, Inc.
149,016
0 .1
3,744
(1)
Fannie Mae
707,691
0 .3
2,020
(1)
FARO Technologies,
Inc.
43,450
0.0
12,396
(1)
Fastly, Inc. - Class A
160,776
0 .1
7,950
(1)
FormFactor, Inc.
362,759
0 .1
16,549
(1)
Freshworks, Inc.
- Class A
301,357
0 .1
6,075
(1)
Grid Dynamics
Holdings, Inc.
74,662
0.0
2,885
Hackett Group, Inc.
70,106
0.0
11,318
(1)
Harmonic, Inc.
152,114
0 .1
2,558
(1)
I3 Verticals, Inc.
- Class A
58,553
0.0
3,039
(1)
Ichor Holdings Ltd.
117,366
0.0
3,147
Immersion Corp.
23,540
0.0
2,381
(1)
Impinj, Inc.
305,744
0 .1
15,885
(1)
indie Semiconductor,
Inc. - Class A
112,466
0.0
20,821
(1)
Infinera Corp.
125,551
0 .1
2,833
(1)
Insight Enterprises,
Inc.
525,578
0 .2
2,059
(1)
Instructure Holdings,
Inc.
44,021
0.0
3,570
(1)
Intapp, Inc.
122,451
0.0
2,581
InterDigital, Inc.
274,773
0 .1
1,324
(1)
inTEST Corp.
17,543
0.0
16,487
(1)(2)
IonQ, Inc.
164,705
0 .1
4,791
(1)
Iteris, Inc.
23,668
0.0
4,622
(1)
Itron, Inc.
427,627
0 .2
7,431
(1)
Jamf Holding Corp.
136,359
0 .1
10,970
(1)
Kaltura, Inc.
14,810
0.0
2,802
(1)
Kimball Electronics,
Inc.
60,663
0.0
9,129
(1)
Knowles Corp.
146,977
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
5,661  Kulicke & Soffa
Industries, Inc.
$ 284,805
0 .1
12,545
(1)(2)
Lightwave Logic, Inc.
58,711
0.0
7,767
(1)
LivePerson, Inc.
7,747
0.0
6,661
(1)
LiveRamp Holdings,
Inc.
229,805
0 .1
3,611
(1)
Luna Innovations, Inc.
11,573
0.0
5,573
(1)
MACOM Technology
Solutions Holdings,
Inc.
533,002
0 .2
22,674
(1)(2)
Marathon Digital
Holdings, Inc.
511,979
0 .2
27,243
(1)
Matterport, Inc.
61,569
0.0
2,684
(1)(2)
Maxeon Solar
Technologies Ltd.
8,938
0.0
6,177
Maximus, Inc.
518,250
0 .2
7,869
(1)
MaxLinear, Inc.
146,914
0 .1
2,890
(1)
MeridianLink, Inc.
54,043
0.0
3,618  Methode Electronics,
Inc.
44,067
0.0
1,509
(1)(2)
MicroStrategy, Inc.
- Class A
2,572,181
0 .9
19,948
(1)(2)
MicroVision, Inc.
36,704
0.0
20,675
(1)
Mirion Technologies,
Inc.
235,075
0 .1
4,714
(1)
Mitek Systems, Inc.
66,467
0.0
4,013
(1)
Model N, Inc.
114,250
0.0
7,367
(1)
N-able, Inc.
96,287
0.0
3,432  Napco Security
Technologies, Inc.
137,829
0 .1
11,530
(1)
Navitas Semiconductor
Corp.
54,998
0.0
3,208
(1)
NETGEAR, Inc.
50,590
0.0
7,001
(1)
NetScout Systems,
Inc.
152,902
0 .1
5,872
(1)
NextNav, Inc.
38,638
0.0
4,847
(1)
nLight, Inc.
63,011
0.0
3,654
(1)
Novanta, Inc.
638,610
0 .2
528
NVE Corp.
47,615
0.0
11,037
(1)
Olo, Inc. - Class A
60,593
0.0
3,322
ON24, Inc.
23,719
0.0
4,136
(1)
OneSpan, Inc.
48,102
0.0
4,995
(1)
Onto Innovation, Inc.
904,495
0 .3
1,662
(1)
OSI Systems, Inc.
237,367
0 .1
9,207
(1)
PagerDuty, Inc.
208,815
0 .1
2,801
(1)
PAR Technology Corp.
127,053
0 .1
1,211
PC Connection, Inc.
79,841
0.0
3,270
(1)
PDF Solutions, Inc.
110,101
0.0
3,536
(1)
Perficient, Inc.
199,041
0 .1
6,299
(1)
Photronics, Inc.
178,388
0 .1
2,815
(1)
Plexus Corp.
266,918
0 .1
5,781  Power Integrations,
Inc.
413,631
0 .2
5,801
(1)
PowerSchool Holdings,
Inc. - Class A
123,503
0 .1
4,404  Progress Software
Corp.
234,777
0 .1
4,628
(1)
PROS Holdings, Inc.
168,135
0 .1
5,748
(1)
Q2 Holdings, Inc.
302,115
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
3,758
(1)
Qualys, Inc.
$ 627,098
0 .2
5,408
(1)
Rackspace
Technology, Inc.
8,545
0.0
10,973
(1)
Rambus, Inc.
678,241
0 .2
6,177
(1)
Rapid7, Inc.
302,920
0 .1
1,278
(1)
Red Violet, Inc.
24,985
0.0
8,886
(1)
Repay Holdings Corp.
97,746
0.0
9,789
(1)
Ribbon
Communications, Inc.
31,325
0.0
4,982
(1)
Rimini Street, Inc.
16,241
0.0
19,756
(1)
Riot Platforms, Inc.
241,813
0 .1
1,758
(1)
Rogers Corp.
208,657
0 .1
34,199
(1)
Sabre Corp.
82,762
0.0
5,598
(1)
Sanmina Corp.
348,084
0 .1
3,311  Sapiens International
Corp. NV
106,482
0.0
2,588
(1)
ScanSource, Inc.
113,976
0.0
3,259
(1)
SEMrush Holdings,
Inc. - Class A
43,214
0.0
6,657
(1)
Semtech Corp.
183,001
0 .1
3,236
(1)
Silicon Laboratories,
Inc.
465,078
0 .2
1,793
(1)
SiTime Corp.
167,161
0 .1
5,045
(1)
SMART Global
Holdings, Inc.
132,784
0 .1
19,669
(1)
SmartRent, Inc.
52,713
0.0
5,348
(1)
SolarWinds Corp.
67,492
0.0
13,903
(1)(2)
SoundHound AI, Inc.
- Class A
81,889
0.0
1,016
(1)
SoundThinking, Inc.
16,134
0.0
10,671
(1)
Sprinklr, Inc. - Class A
130,933
0 .1
4,881
(1)
Sprout Social, Inc.
- Class A
291,445
0 .1
3,734
(1)
SPS Commerce, Inc.
690,417
0 .3
5,219
(1)
Squarespace, Inc.
- Class A
190,180
0 .1
5,183
(1)
Super Micro Computer,
Inc.
5,234,986
1 .9
4,040
(1)
Synaptics, Inc.
394,142
0 .1
11,680
(1)
Tenable Holdings, Inc.
577,342
0 .2
15,254
(1)
Terawulf, Inc.
40,118
0.0
10,205
(1)
Thoughtworks Holding,
Inc.
25,819
0.0
10,498
(1)
TTM Technologies, Inc.
164,294
0 .1
1,036
(1)
Tucows, Inc. - Class A
19,228
0.0
1,605
(1)
Turtle Beach Corp.
27,670
0.0
4,594
(1)
Ultra Clean Holdings,
Inc.
211,048
0 .1
7,083
(1)
Unisys Corp.
34,778
0.0
11,033
(1)
Varonis Systems, Inc.
520,427
0 .2
5,307
(1)
Veeco Instruments,
Inc.
186,647
0 .1
6,276
(1)
Verint Systems, Inc.
208,049
0 .1
22,410
(1)
Viavi Solutions, Inc.
203,707
0 .1
12,716  Vishay Intertechnology,
Inc.
288,399
0 .1
1,460
(1)
Vishay Precision
Group, Inc.
51,582
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
3,591
(1)
Weave
Communications, Inc.
$ 41,225
0.0
5,068
(1)
Workiva, Inc.
429,766
0 .2
11,920
Xerox Holdings Corp.
213,368
0 .1
4,654
(1)
Xperi, Inc.
56,127
0.0
11,340
(1)
Yext, Inc.
68,380
0.0
14,455
(1)
Zeta Global Holdings
Corp. - Class A
157,993
0 .1
13,895
(1)
Zuora, Inc. - Class A
126,722
0 .1
42,221,622
15 .1
Materials : 4 .5%
2,906
AdvanSix, Inc.
83,112
0.0
1,174  Alpha Metallurgical
Resources, Inc.
388,794
0 .1
3,055  American Vanguard
Corp.
39,562
0.0
104,308
(1)
Arcadium Lithium PLC
449,567
0 .2
1,821
Arch Resources, Inc.
292,799
0 .1
5,390
(1)
Aspen Aerogels, Inc.
94,864
0.0
13,072
(1)
ATI, Inc.
668,894
0 .2
9,175
Avient Corp.
398,195
0 .2
3,262
Balchem Corp.
505,447
0 .2
5,502
Cabot Corp.
507,284
0 .2
1,817  Caledonia Mining
Corp. PLC
20,114
0.0
4,994  Carpenter Technology
Corp.
356,671
0 .1
5,502
(1)
Century Aluminum Co.
84,676
0.0
1,738
(1)
Clearwater Paper
Corp.
76,003
0.0
34,875
(1)
Coeur Mining, Inc.
131,479
0 .1
11,812  Commercial Metals
Co.
694,191
0 .3
3,574  Compass Minerals
International, Inc.
56,255
0.0
13,242
(1)
Constellium SE
292,781
0 .1
701
(1)
Contango ORE, Inc.
13,915
0.0
762
(1)
Core Molding
Technologies, Inc.
14,425
0.0
7,447
(1)
Dakota Gold Corp.
17,649
0.0
10,732
(1)(2)
Danimer Scientific, Inc.
11,698
0.0
9,783
(1)
Ecovyst, Inc.
109,080
0.0
2,388
FutureFuel Corp.
19,223
0.0
4,939
(1)
Glatfelter Corp.
9,878
0.0
2,958
Greif, Inc. - Class A
204,250
0 .1
2,006
Hawkins, Inc.
154,061
0 .1
1,302  Haynes International,
Inc.
78,276
0.0
5,414
HB Fuller Co.
431,712
0 .2
62,801
Hecla Mining Co.
302,073
0 .1
21,587
(1)
i-80 Gold Corp.
28,927
0.0
3,755
(1)
Ingevity Corp.
179,114
0 .1
2,529
Innospec, Inc.
326,089
0 .1
1,074
(1)
Intrepid Potash, Inc.
22,404
0.0
6,736
(1)
Ivanhoe Electric, Inc.
/ US
66,013
0.0
1,630
Kaiser Aluminum Corp.
145,657
0 .1
5,739
(1)
Knife River Corp.
465,318
0 .2
2,124
Koppers Holdings, Inc.
117,181
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
6,107
(1)
LSB Industries, Inc.
$ 53,619
0.0
2,092
Materion Corp.
275,621
0 .1
5,684
Mativ Holdings, Inc.
106,575
0.0
3,341  Minerals Technologies,
Inc.
251,511
0 .1
3,842
Myers Industries, Inc.
89,019
0.0
26,098
(1)
Novagold Resources,
Inc.
78,294
0.0
15,743
(1)
O-I Glass, Inc.
261,176
0 .1
1,038
Olympic Steel, Inc.
73,573
0.0
12,608
(1)
Origin Materials, Inc.
6,430
0.0
5,736
Orion SA
134,911
0 .1
4,251
Pactiv Evergreen, Inc.
60,874
0.0
15,985
(1)
Perimeter Solutions SA
118,609
0 .1
3,997
(1)
Perpetua Resources
Corp.
16,628
0.0
1,756
(1)
Piedmont Lithium, Inc.
23,390
0.0
12,145
(1)(2)
PureCycle
Technologies, Inc.
75,542
0.0
1,403  Quaker Chemical
Corp.
287,966
0 .1
2,657  Ramaco Resources,
Inc. - Class A
44,744
0.0
4,417
(1)
Ranpak Holdings Corp.
34,762
0.0
7,008
(1)
Rayonier Advanced
Materials, Inc.
33,498
0.0
2,858
Ryerson Holding Corp.
95,743
0.0
2,824  Schnitzer Steel
Industries, Inc. - Class
A
59,671
0.0
4,323  Sensient Technologies
Corp.
299,108
0 .1
2,199
Stepan Co.
197,998
0 .1
12,079
(1)
Summit Materials, Inc.
- Class A
538,361
0 .2
8,694
SunCoke Energy, Inc.
97,981
0.0
3,648
Sylvamo Corp.
225,228
0 .1
4,568
(1)
TimkenSteel Corp.
101,638
0.0
4,310
TriMas Corp.
115,206
0 .1
3,690
Trinseo PLC
13,948
0.0
11,975
Tronox Holdings PLC
207,766
0 .1
223  United States Lime &
Minerals, Inc.
66,485
0.0
5,251
Warrior Met Coal, Inc.
318,736
0 .1
3,141  Worthington Industries,
Inc.
195,464
0 .1
3,194
Worthington Steel, Inc.
114,505
0 .1
12,532,211
4 .5
Real Estate : 5 .4%
9,639
Acadia Realty Trust
163,959
0 .1
7,908  Alexander & Baldwin,
Inc.
130,245
0 .1
253
Alexander's, Inc.
54,936
0.0
5,176  American Assets Trust,
Inc.
113,406
0.0
11,466
(1)
Anywhere Real Estate,
Inc.
70,860
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
15,213
(1)
Apartment Investment
and Management Co.
- Class A
$ 124,594
0 .1
21,583  Apple Hospitality REIT,
Inc.
353,530
0 .1
7,488  Armada Hoffler
Properties, Inc.
77,875
0.0
6,316  Braemar Hotels &
Resorts, Inc.
12,632
0.0
17,932  Brandywine Realty
Trust
86,074
0.0
19,125  Broadstone Net Lease,
Inc.
299,689
0 .1
10,331
CareTrust REIT, Inc.
251,766
0 .1
2,979  CBL & Associates
Properties, Inc.
68,249
0.0
1,665
Centerspace
95,138
0.0
5,652  Chatham Lodging
Trust
57,142
0.0
4,021
City Office REIT, Inc.
20,949
0.0
2,966  Community Healthcare
Trust, Inc.
78,747
0.0
29,552
(1)
Compass, Inc. - Class
A
106,387
0.0
11,319  COPT Defense
Properties
273,580
0 .1
2,704  CTO Realty Growth,
Inc.
45,833
0.0
17,010
(1)
Cushman & Wakefield
PLC
177,925
0 .1
21,578  DiamondRock
Hospitality Co.
207,365
0 .1
16,433  DigitalBridge Group,
Inc.
316,664
0 .1
25,112  Diversified Healthcare
Trust
61,775
0.0
8,033
Douglas Elliman, Inc.
12,692
0.0
16,497
Douglas Emmett, Inc.
228,813
0 .1
9,965  Easterly Government
Properties, Inc.
114,697
0.0
9,397
Elme Communities
130,806
0 .1
13,827  Empire State Realty
Trust, Inc. - Class A
140,067
0 .1
10,016
(1)
Equity Commonwealth
189,102
0 .1
15,568  Essential Properties
Realty Trust, Inc.
415,043
0 .2
7,469
(2)
eXp World Holdings,
Inc.
77,155
0.0
4,804  Farmland Partners,
Inc.
53,324
0.0
1,944
(1)
Forestar Group, Inc.
78,129
0.0
9,176  Four Corners Property
Trust, Inc.
224,537
0 .1
852
(1)
FRP Holdings, Inc.
52,313
0.0
4,901
Getty Realty Corp.
134,042
0 .1
4,523  Gladstone Commercial
Corp.
62,598
0.0
3,858
Gladstone Land Corp.
51,466
0.0
6,829  Global Medical REIT,
Inc.
59,754
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
20,054
Global Net Lease, Inc.
$ 155,820
0 .1
14,386  Hudson Pacific
Properties, Inc.
92,790
0.0
22,645  Independence Realty
Trust, Inc.
365,264
0 .1
2,851  Innovative Industrial
Properties, Inc.
295,193
0 .1
7,105  InvenTrust Properties
Corp.
182,670
0 .1
9,571
JBG SMITH Properties
153,615
0 .1
12,081  Kennedy-Wilson
Holdings, Inc.
103,655
0.0
21,876  Kite Realty Group
Trust
474,272
0 .2
29,443
L.P. Industrial Trust
265,576
0 .1
4,233
LTC Properties, Inc.
137,615
0 .1
22,111
Macerich Co.
380,972
0 .1
2,575  Marcus & Millichap,
Inc.
87,988
0.0
4,279  National Health
Investors, Inc.
268,850
0 .1
7,015
NETSTREIT Corp.
128,866
0 .1
13,952  Newmark Group, Inc.
- Class A
154,728
0 .1
3,456  NexPoint Diversified
Real Estate Trust
22,810
0.0
2,464  NexPoint Residential
Trust, Inc.
79,316
0.0
4,534  Office Properties
Income Trust
9,249
0.0
2,025  One Liberty Properties,
Inc.
45,745
0.0
56,958
(1)
Opendoor
Technologies, Inc.
172,583
0 .1
6,200
Orion Office REIT, Inc.
21,762
0.0
15,050
Outfront Media, Inc.
252,689
0 .1
20,228
Paramount Group, Inc.
94,869
0.0
3,804
Peakstone Realty Trust
61,358
0.0
12,247  Pebblebrook Hotel
Trust
188,726
0 .1
11,894  Phillips Edison & Co.,
Inc.
426,638
0 .2
13,443  Piedmont Office Realty
Trust, Inc. - Class A
94,504
0.0
4,838  Plymouth Industrial
REIT, Inc.
108,855
0.0
8,040
PotlatchDeltic Corp.
378,041
0 .1
1,783  RE/MAX Holdings, Inc.
- Class A
15,637
0.0
11,216
(1)
Redfin Corp.
74,586
0.0
12,701  Retail Opportunity
Investments Corp.
162,827
0 .1
15,797
RLJ Lodging Trust
186,721
0 .1
1,741  RMR Group, Inc.
- Class A
41,784
0.0
5,902  Ryman Hospitality
Properties, Inc.
682,330
0 .3
23,515  Sabra Health Care
REIT, Inc.
347,317
0 .1
5,106
Safehold, Inc.
105,184
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
1,477
Saul Centers, Inc.
$ 56,850
0.0
17,592  Service Properties
Trust
119,274
0.0
19,131
SITE Centers Corp.
280,269
0 .1
6,613
SL Green Realty Corp.
364,575
0 .1
3,554
St Joe Co.
206,025
0 .1
1,548
(1)
Star Holdings
20,000
0.0
611
(1)
Stratus Properties, Inc.
13,949
0.0
11,415  Summit Hotel
Properties, Inc.
74,312
0.0
20,773  Sunstone Hotel
Investors, Inc.
231,411
0 .1
10,358  Tanger Factory Outlet
Centers, Inc.
305,872
0 .1
2,811
(1)
Tejon Ranch Co.
43,317
0.0
8,364
Terreno Realty Corp.
555,370
0 .2
6,355
UMH Properties, Inc.
103,205
0.0
24,732
Uniti Group, Inc.
145,919
0 .1
1,542  Universal Health
Realty Income Trust
56,607
0.0
11,720
Urban Edge Properties
202,404
0 .1
8,310
Veris Residential, Inc.
126,395
0 .1
5,397
Whitestone REIT
67,732
0.0
10,939  Xenia Hotels &
Resorts, Inc.
164,194
0 .1
15,232,943
5 .4
Utilities : 2 .4%
5,797
ALLETE, Inc.
345,733
0 .1
6,894
(1)
Altus Power, Inc.
32,953
0.0
3,712  American States Water
Co.
268,155
0 .1
1,136  Artesian Resources
Corp. - Class A
42,157
0.0
7,656
Avista Corp.
268,113
0 .1
6,662
Black Hills Corp.
363,745
0 .1
12,338  Brookfield
Infrastructure Corp.
- Class A
444,662
0 .2
5,096
(1)
Cadiz, Inc.
14,778
0.0
5,874  California Water
Service Group
273,024
0 .1
2,173  Chesapeake Utilities
Corp.
233,163
0 .1
1,639  Consolidated Water
Co. Ltd.
48,039
0.0
2,147  Genie Energy Ltd.
- Class B
32,377
0.0
3,713
MGE Energy, Inc.
292,287
0 .1
1,912
Middlesex Water Co.
100,380
0 .1
7,372
(1)
Montauk Renewables,
Inc.
30,668
0.0
9,909  New Jersey Resources
Corp.
425,195
0 .2
3,851  Northwest Natural
Holding Co.
143,334
0 .1
6,093
NorthWestern Corp.
310,316
0 .1
5,609
ONE Gas, Inc.
361,949
0 .1
5,420  Ormat Technologies,
Inc.
358,750
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
4,240
Otter Tail Corp.
$ 366,336
0 .1
8,490
PNM Resources, Inc.
319,564
0 .1
10,012  Portland General
Electric Co.
420,504
0 .2
2,379
(1)
Pure Cycle Corp.
22,601
0.0
3,326
SJW Group
188,218
0 .1
6,327  Southwest Gas
Holdings, Inc.
481,675
0 .2
5,185
Spire, Inc.
318,203
0 .1
11,022
(1)
Sunnova Energy
International, Inc.
67,565
0.0
1,847
Unitil Corp.
96,690
0.0
1,797
York Water Co.
65,177
0.0
6,736,311
2 .4
Total Common Stock
(Cost $232,017,287)
271,495,157
96 .9
RIGHTS : 0.0%
Consumer, Non-cyclical : 0.0%
8,741
(3)(4)
Chinook Therapeutics,
Inc. CVR
3,409
0.0
Energy : — %
1,208  EMPIRE PETOLEUM
RIGHT
—
—
Total Rights
(Cost $—)
3,409
0.0
Total Long-Term
Investments
(Cost $232,017,287)
271,498,566
96 .9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 4 .8%
Repurchase Agreements : 2 .2%
1,502,093
(5)
Bank of America
Inc., Repurchase
Agreement dated
03/28/2024, 5.320%,
due 04/01/2024
(Repurchase
Amount $1,502,969,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.500%, Market Value
plus accrued interest
$1,532,135, due
10/15/26-08/15/35)
1,502,093
0 .5
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,502,093
(5)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/28/2024, 5.350%,
due 04/01/2024
(Repurchase
Amount $1,502,974,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.125%, Market Value
plus accrued interest
$1,532,135, due
06/11/24-02/15/42)
$ 1,502,093
0 .5
1,502,093
(5)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
03/28/2024, 5.320%,
due 04/01/2024
(Repurchase
Amount $1,502,969,
collateralized
by various U.S.
Government
Securities, 0.625%-
4.000%, Market Value
plus accrued interest
$1,532,135, due
02/15/25-02/15/48)
1,502,093
0 .5
276,538
(5)
JPMorgan Securities
LLC, Repurchase
Agreement dated
03/28/2024, 5.320%,
due 04/01/2024
(Repurchase
Amount $276,699,
collateralized
by various U.S.
Government
Securities, 0.250%-
5.000%, Market
Value plus accrued
interest $282,069, due
07/31/24-06/30/28)
276,538
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,502,093
(5)
Mizuho Securities
(USA) LLC,
Repurchase
Agreement dated
03/28/2024, 5.320%,
due 04/01/2024
(Repurchase
Amount $1,502,969,
collateralized
by various U.S.
Government
Securities, 0.250%-
2.875%, Market Value
plus accrued interest
$1,532,135, due
06/15/24-05/15/32)
$ 1,502,093
0 .6
Total Repurchase
Agreements
(Cost $6,284,910)
6,284,910
2 .2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2 .6%
224,000
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.200%
224,000
0 .1
6,931,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
6,931,000
2 .5
Total Mutual Funds
(Cost $7,155,000)
7,155,000
2 .6
Total Short-Term
Investments
(Cost $13,439,910)
13,439,910
4 .8
Total Investments in
Securities
(Cost $245,457,197) $ 284,938,476 101 .7
Liabilities in Excess
of Other Assets (4,639,738) (1.7)
Net Assets $ 280,298,738 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities.
As of March 31, 2024, the Portfolio held restricted securities with a fair value of $6,780 or —% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 5,859,206 $ — $ — $ 5,859,206
Consumer Discretionary 29,354,402 — — 29,354,402
Consumer Staples 9,012,309 — — 9,012,309
Energy 19,676,207 — — 19,676,207
Financials 42,716,895 — — 42,716,895
Health Care 41,692,656 — 3,371 41,696,027
Industrials 46,457,024 — — 46,457,024
Information Technology 42,221,622 — — 42,221,622
Materials 12,532,211 — — 12,532,211
Real Estate 15,232,943 — — 15,232,943
Utilities 6,736,311 — — 6,736,311
Total Common Stock 271,491,786 — 3,371 271,495,157
Rights — — 3,409 3,409
Short-Term Investments 7,155,000 6,284,910 — 13,439,910
Total Investments, at fair value $ 278,646,786 $ 6,284,910 $ 6,780 $ 284,938,476
Other Financial Instruments+
Futures 182,370 — — 182,370
Total Assets $ 278,829,156 $ 6,284,910 $ 6,780 $ 285,120,846
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2024, Voya VACS Index Series SC Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Cartesian Therapeutics, Inc. CVR 12/12/2023 $ — $ 3,371
Chinook Therapeutics, Inc. CVR 8/14/2023 — 3,409
$ — $ 6,780
At March 31, 2024, the following futures contracts were outstanding for Voya VACS Index Series SC Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
E-mini Russell 2000 Index 81 06/21/24 $ 8,690,895 $ 182,370
$ 8,690,895 $ 182,370
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 62,097,138
Gross Unrealized Depreciation (22,615,859)
Net Unrealized Appreciation $ 39,481,279